Oppenheimer
Champion Income Fund


                                                ANNUAL REPORT SEPTEMBER 30, 2002
================================================================================


Fund Highlights

Performance Update

Investment Strategy Discussion

Listing of Individual Investments



"HIGH YIELD MARKETS SUFFERED FROM CORPORATE ACCOUNTING SCANDALS AND WEAKNESS IN THE U.S. ECONOMY. WHILE THESE CONDITIONS HURT FUND PERFORMANCE, WE RESPONDED BY SHIFTING ASSETS INTO INDUSTRY SECTORS BETTER POSITIONED TO BENEFIT FROM THE PREVAILING SLOW-GROWTH ENVIRONMENT. WE ALSO TOOK ADVANTAGE OF HISTORICALLY ATTRACTIVE VALUATIONS, INCREASED YIELDS AND RAISED THE FUND'S AVERAGE CREDIT RATING."

[LOGO] OppenheimerFunds [R]
       The Right Way to Invest

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Champion Income Fund seeks a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc., believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.


CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 7  Fund Performance

11  FINANCIAL
    STATEMENTS

48  INDEPENDENT
    AUDITORS' REPORT

49  Federal Income Tax
    Information

50  Trustees and Officers

56  Privacy Policy Notice


FUND HIGHLIGHT
Oppenheimer Champion Income has continued to exhibit strong long-term relative performance. For the period ended 9/30/02, the Fund's Class A shares placed in the second quartile for the three-, five-year and 10-year rankings in the Lipper High Current Yield Fund category.(1)


---------------------------------
AVERAGE ANNUAL TOTAL RETURNS*

          For the 1-Year Period
          Ended 9/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -2.49%       -7.12%
---------------------------------
Class B   -3.23        -7.71
---------------------------------
Class C   -3.23        -4.12
---------------------------------
Class N   -2.71        -3.61

---------------------------------
STANDARDIZED YIELDS(2)

For the 30 Days Ended 9/30/02
---------------------------------
Class A                 9.63%
---------------------------------
Class B                 9.37
---------------------------------
Class C                 9.41
---------------------------------
Class N                10.04
---------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 10 FOR FURTHER DETAILS.

1. Source: Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's one-, three-, five- and 10-year rankings for the period ended 9/30/02 were 220/376, 131/289, 58/178 and 14/51, respectively.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

2. Standardized yield is based on net investment income for the 30-day period ended September 30, 2002. Falling share prices will tend to artificially raise yields.

LETTER TO SHAREHOLDERS


Dear Shareholder,

As we near the end of 2002, global tensions and economic challenges that began in 2001 continue to impact events around the world and in the financial markets. When it comes to investing, words like trust, experience and consistency have never been more meaningful.
   Recently, accounting scandals and an overall lack of investor confidence in corporate America have weakened the stock market and caused the prices of many individual securities to drop sharply during the period. On the other hand, the overall bond market has provided some positive returns and stability, helping to provide investors with a safe haven from the equity markets. Not surprisingly, many investors are unsure what their next step should be and where they should turn to invest their money.
   Despite the continued challenges, there are signs of a moderate recovery in the U.S. economy. Rooted in a combination of low inflation and little pressure on the Federal Reserve Board to raise interest rates, business conditions are slowly improving, and we believe the prospects for long-term investors look bright. With that said, we expect the economy and markets to return to historical levels and not the exaggerated growth levels that typified the late 1990s and early 2000s.
   Now more than ever, investors can see on two levels the fundamental advantage of mutual funds: diversification. Investors can diversify their portfolios by investing among several types of funds to reduce short-term risks. The right asset allocation among equity and fixed-income funds can help cushion an


[PHOTO OF JAMES C. SWAIN AND JOHN V. MURPHY]
JAMES C. SWAIN
Chairman
Oppenheimer
Champion Income Fund

JOHN V. MURPHY
President
Oppenheimer
Champion Income Fund



                       1 | OPPENHEIMER CHAMPION INCOME FUND

LETTER TO SHAREHOLDERS


investor's portfolio from tough market conditions. Secondly, mutual funds, while certainly not immune to volatility and declines in either the equity or fixed-income markets, offer clear-cut advantages over direct ownership of individual securities. Because fund portfolios often contain a number of different investments, one security's poor performance usually does not have a dramatic effect on the fund as a whole.

   Your financial advisor is also an equally important player on your team of investment professionals. Even if you consult with your advisor on a regular basis, now may be a good time to make sure that your portfolio still reflects the right mix of investments to help you reach your long-term goals.

   We at OppenheimerFunds appreciate and thank you for your continued trust as we strive toward our ongoing goal of investment excellence. To us, this is not a phrase uttered lightly. It's a commitment to providing shareholders with world-class asset management, top-quality service and strong fund performance over time. In other words, it's what makes OppenheimerFunds THE RIGHT WAY TO INVEST.


Sincerely,
/s/James C. Swain          /s/John V. Murphy
James C. Swain             John V. Murphy
October 21, 2002




THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



                       2 | OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q
HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD THAT ENDED SEPTEMBER 30, 2002?
A. Oppenheimer Champion Income Fund delivered slightly weaker-than-average performance(3) during a particularly challenging period for high yield bonds. Nevertheless, our disciplined focus on seeking current income while carefully controlling credit risks enabled us to avoid many of the market's steepest losses while maintaining our focus on securities offering attractive opportunities for strong returns.


WHAT MADE THIS SUCH A PROBLEMATIC PERIOD FOR THE HIGH YIELD MARKET?
Competing economic forces created an investment environ-ment that lacked clear direction and gave rise to heightened volatility in most fixed income and equity markets. On the one hand, markets showed surprising strength in the aftermath of September 11th, rebounding from their mid-September lows during October and November 2001. In addition, the U.S. economy began to show signs that it was emerging from recession in early 2002, with clear indications of accelerating industrial growth in several key economic sectors.
   On the other hand, market strength was undermined by continuing unease over the global political situation, especially in the Middle East, particularly in regard to the potential impact on oil prices. Accounting irregularities contributed to the highly publicized bankruptcies of several prominent corporations, creating uncertainty with respect to the accuracy of financial statements at other companies. Furthermore, although consumer spending remained reasonably steady, corporate capital spending failed to accelerate during the period, dimming hopes for strong, broad-based economic recovery.


[SIDEBAR]
PORTFOLIO MANAGEMENT TEAM
Dimitrios Kourkoulakos
David Negri
Tom Reedy



3. Source: Lipper, Inc. The Fund's Class A shares ranked 220/376 (59th percentile) in the Lipper High Current Yield Fund category for the one-year period ended 9/30/02. Lipper rankings are based on total returns, but do not consider sales charges.



                       3 | OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


   These conflicting conditions led to a volatile high yield bond market. The market performed relatively well during the final three months of 2001 as high yield bonds recovered from the impact of September 11th along with other market sectors. However, the market dipped during the first few months of 2002, with lower-rated securities bearing the brunt of concerns regarding accounting issues and the pace of earnings recovery. The downturn continued during the second half of the period as a wide range of companies reported disappointingly slow earnings growth. Lower-rated securities--particularly in industry sectors such as utilities and telecommunications--continued to suffer disproportionately as investors sought haven in traditionally defensive sectors.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?
Although the Fund had benefited from its defensive posture during the recent recession, we began to emphasize higher-yielding, lower-rated issues as 2001 drew to a close. That's because such securities tend to benefit in bullish economic environments, and we anticipated a significant economic recovery in 2002. This approach worked well during the first three months of the reporting period (October thru December 2001), when markets rallied from their September lows.
   Unfortunately, the Fund's emphasis on yield proved less advantageous as markets declined under the weight of accounting scandals and slower-than-expected economic growth. Most of the Fund's losses later in the period occurred in the utilities, technology and telecommunications, transportation and cable industry sectors. The Fund's utilities holdings suffered from weakening prices and heightened perceptions of risk in the wake of the collapse of energy trading giant Enron. Technology and telecommunications issues were hurt by exceptionally weak levels of capital spending, which raised bankruptcy concerns at a variety of companies. Air transportation issues declined in the face of weakening demand and other costs associated with the attacks on the United States. Finally, cable issues slipped in


[SIDEBAR]
WE ALSO INCREASED OUR HOLDINGS AMONG CONSUMER-RELATED SECTORS AS WELL AS CERTAIN INDUSTRIAL SECTORS, SUCH AS FOREST PRODUCTS, THAT APPEARED LIKELY TO PERFORM WELL IN THE CURRENT SLOW-GROWTH ENVIRONMENT.



                       4 | OPPENHEIMER CHAMPION INCOME FUND
response to the accounting-related bankruptcy of one of the industry's larger operators.
   We responded to these challenges by substantially reducing the Fund's exposure to the cable industry, and by trimming our technology and telecommunications holdings. We also implemented slight reductions in our air transportation holdings. However, we continued to maintain the Fund's relatively high level of exposure to utilities that we believe are fundamentally sound and well positioned to benefit from supply and demand trends. We also increased our holdings among consumer-related sectors as well as certain industrial sectors, such as forest products, that appeared likely to perform well in the current slow-growth environment.


WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?
While the U.S. economy's recent recovery has proved weaker and more fragile than we initially anticipated, conditions now appear to favor continuing, albeit slow, economic growth. Certain business sectors, particularly in the areas of technology and telecommunications, continue to suffer from sluggish capital spending and inventory overhang. However, other areas of the high-yield market offer compelling investment opportunities with valuations at historically attractive levels and with relatively highly rated issues offering good yields. We are taking advantage of these opportunities to increase the Fund's average credit rating and adopt a more neutral risk posture in comparison to our peers.
   In light of these conditions, we believe the high yield market is likely to offer outstanding investment opportunities to investors during the upcoming months. The Fund remains well positioned to capture those opportunities, making Oppenheimer Champion Income Fund a continuing part of THE RIGHT WAY TO INVEST.


[SIDEBAR]
---------------------------------
AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE

For the Periods Ended 9/30/02(3)
Class A
1-Year  5-Year 10-Year
---------------------------------
-7.12%  -1.44%  4.93%

Class B        Since
1-Year  5-Year Inception
---------------------------------
-7.71%  -1.48%  2.67%

Class C        Since
1-Year  5-Year Inception
---------------------------------
-4.12%  -1.24%  3.19%

Class N        Since
1-Year  5-Year Inception
---------------------------------
-3.61%  N/A    -8.90%
---------------------------------


[FOOTNOTE]
3. See Notes on page 10 for further details.



                       5 | OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


TOP FIVE HOLDINGS BY ISSUER(5)
---------------------------------------------------------------
Repurchase Agreement                                     5.7%
---------------------------------------------------------------
J.P. Morgan                                              3.2
---------------------------------------------------------------
Allied Waste North America, Inc.                         1.4
---------------------------------------------------------------
Bear Stearns Cos., Inc.                                  1.2
---------------------------------------------------------------
Charter Communication Holdings LLC                       1.1
---------------------------------------------------------------


[SIDEBAR]
------------------------
CREDIT ALLOCATION(4)

o AAA              0.2%
o A                1.4
o BBB              6.1
o BB              26.6
o B               50.6
o CCC              6.3
o CC               1.4
o C                0.1
o D                0.5
o Other
  securities       6.8
------------------------



4. Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2002 and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 2.46% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

5. Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2002, and are based on total market value of investments.



                       6 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2002, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the one-year period that ended September 30, 2002, Oppenheimer Champion Income Fund suffered from weakness in the high yield market driven primarily by slow U.S. economic growth and corporate governance-related concerns. The Fund produced slightly weaker performance than its benchmark and the majority of its peers due to our emphasis of securities in the utilities, technology and telecommunications, transportation and cable industry sectors. We trimmed some of these positions, mostly tech and telecom, in response to the market's weakness, while increasing exposure to consumer and industrial sectors that appeared better positioned to perform well in the prevailing market environment. We also took advantage of historically attractive valuations, increased yields and raised the Fund's average credit rating. The Fund's portfolio and our management strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until September 30, 2002. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B shares, performance is measured from inception of the class on October 2, 1995. In the case of Class C shares, performance is measured from inception of the class on December 1, 1993. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of Lehman Brothers Corporate Bond Index and the Merrill Lynch High Yield Master Index. The Lehman Brothers Corporate Bond Index is an unmanaged index of publicly-issued nonconvertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. The Merrill Lynch High Yield Master Index is an index of below investment grade (ratings are generally comparable to below BBB of S&P) U.S. corporate issuers. It is widely recognized as a measure of the U.S. corporate high yield bond market.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.



                       7 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE


CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[LINE CHART]
                Oppenheimer Champion    Lehman Brothers    Merrill Lynch High
                Income Fund (Class A) Corporate Bond Index Yield Master Index
09/30/1992              9,525                 10,000              10,000
12/31/1992              9,590                  9,987              10,142
03/31/1993             10,417                 10,491              10,773
06/30/1993             10,872                 10,841              11,202
09/30/1993             11,041                 11,218              11,487
12/31/1993             11,640                 11,202              11,885
03/31/1994             11,514                 10,807              11,665
06/30/1994             11,574                 10,638              11,530
09/30/1994             11,661                 10,715              11,688
12/31/1994             11,626                 10,761              11,747
03/31/1995             12,006                 11,398              12,456
06/30/1995             12,526                 12,246              13,246
09/30/1995             12,838                 12,536              13,633
12/31/1995             13,334                 13,155              14,086
03/31/1996             13,728                 12,815              14,291
06/30/1996             13,971                 12,873              14,487
09/30/1996             14,543                 13,131              15,052
12/31/1996             15,121                 13,587              15,644
03/31/1997             15,137                 13,450              15,808
06/30/1997             15,857                 14,004              16,559
09/30/1997             16,573                 14,553              17,207
12/31/1997             16,922                 14,978              17,651
03/31/1998             17,661                 15,206              18,143
06/30/1998             17,631                 15,598              18,447
09/30/1998             16,492                 16,164              17,787
12/31/1998             16,996                 16,262              18,297
03/31/1999             17,747                 16,146              18,495
06/30/1999             17,866                 15,893              18,619
09/30/1999             17,671                 15,938              18,387
12/31/1999             18,113                 15,944              18,585
03/31/2000             17,919                 16,171              18,250
06/30/2000             18,198                 16,371              18,364
09/30/2000             18,275                 16,873              18,613
12/31/2000             17,328                 17,440              17,880
03/31/2001             18,109                 18,186              18,991
06/30/2001             17,606                 18,379              18,750
09/30/2001             16,595                 19,084              17,993
12/31/2001             17,610                 19,254              18,990
03/31/2002             17,676                 19,204              19,362
06/30/2002             16,837                 19,759              18,172
09/30/2002             16,182                 20,646              17,599

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND AT 9/30/02*
1-YEAR  -7.12%   5-YEAR  -1.44%   10-YEAR  4.93%

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[LINE CHART]
              Oppenheimer Champion     Lehman Brothers      Merrill Lynch High
              Income Fund (Class B)  Corporate Bond Index   Yield Master Index
10/02/1995           10,000                 10,000                  10,000
12/31/1995           10,353                 10,494                  10,332
03/31/1996           10,634                 10,223                  10,483
06/30/1996           10,800                 10,269                  10,627
09/30/1996           11,220                 10,475                  11,041
12/31/1996           11,643                 10,839                  11,476
03/31/1997           11,634                 10,730                  11,596
06/30/1997           12,164                 11,172                  12,146
09/30/1997           12,690                 11,609                  12,622
12/31/1997           12,930                 11,948                  12,947
03/31/1998           13,470                 12,130                  13,308
06/30/1998           13,424                 12,443                  13,531
09/30/1998           12,532                 12,894                  13,047
12/31/1998           12,890                 12,972                  13,422
03/31/1999           13,436                 12,880                  13,567
06/30/1999           13,500                 12,679                  13,658
09/30/1999           13,329                 12,714                  13,487
12/31/1999           13,626                 12,719                  13,633
03/31/2000           13,464                 12,900                  13,387
06/30/2000           13,636                 13,059                  13,471
09/30/2000           13,667                 13,460                  13,653
12/31/2000           12,943                 13,913                  13,116
03/31/2001           13,490                 14,507                  13,931
06/30/2001           13,104                 14,662                  13,754
09/30/2001           12,327                 15,224                  13,198
12/31/2001           13,081                 15,360                  13,930
03/31/2002           13,130                 15,319                  14,202
06/30/2002           12,506                 15,762                  13,330
09/30/2002           12,020                 16,470                  12,909

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND AT 9/30/02*
1-YEAR  -7.71%   5-YEAR  -1.48%   SINCE INCEPTION  2.67%

*See Notes on page 10 for further details.

THE PERFORMANCE INFORMATION FOR THE INDICES IN THE GRAPHS BEGINS ON 9/30/92 FOR CLASS A, 9/30/95 FOR CLASS B, 11/30/93 FOR CLASS C AND 2/28/01 FOR CLASS N. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.




                       8 | OPPENHEIMER CHAMPION INCOME FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[LINE CHART]
                Oppenheimer Champion      Lehman Brothers     Merrill Lynch High
                Income Fund (Class C)   Corporate Bond Index  Yield Master Index
12/01/1993               10,000                 10,000                10,000
12/31/1993               10,154                 10,058                10,100
03/31/1994               10,024                  9,704                 9,913
06/30/1994               10,057                  9,552                 9,798
09/30/1994               10,111                  9,622                 9,932
12/31/1994               10,053                  9,663                 9,982
03/31/1995               10,362                 10,235                10,585
06/30/1995               10,790                 10,997                11,256
09/30/1995               11,037                 11,256                11,585
12/31/1995               11,442                 11,813                11,970
03/31/1996               11,750                 11,507                12,144
06/30/1996               11,945                 11,559                12,311
09/30/1996               12,411                 11,791                12,791
12/31/1996               12,880                 12,200                13,294
03/31/1997               12,870                 12,078                13,434
06/30/1997               13,457                 12,575                14,071
09/30/1997               14,039                 13,068                14,622
12/31/1997               14,313                 13,449                14,999
03/31/1998               14,900                 13,654                15,417
06/30/1998               14,850                 14,007                15,676
09/30/1998               13,864                 14,514                15,115
12/31/1998               14,259                 14,602                15,549
03/31/1999               14,863                 14,498                15,717
06/30/1999               14,934                 14,271                15,822
09/30/1999               14,744                 14,312                15,625
12/31/1999               15,072                 14,317                15,793
03/31/2000               14,893                 14,521                15,509
06/30/2000               15,084                 14,700                15,606
09/30/2000               15,115                 15,151                15,817
12/31/2000               14,313                 15,661                15,195
03/31/2001               14,932                 16,330                16,139
06/30/2001               14,491                 16,504                15,934
09/30/2001               13,631                 17,136                15,290
12/31/2001               14,438                 17,289                16,137
03/31/2002               14,465                 17,244                16,453
06/30/2002               13,751                 17,743                15,443
09/30/2002               13,192                 18,539                14,965

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND AT 9/30/02*
1-YEAR  -4.12%   5-YEAR  -1.24%   SINCE INCEPTION  3.19%

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[LINE CHART]
               Oppenheimer Champion     Lehman Brothers      Merrill Lynch High
               Income Fund (Class N)  Corporate Bond Index   Yield Master Index
03/01/2001            10,000                  10,000                 10,000
03/31/2001             9,680                  10,062                  9,868
06/30/2001             9,412                  10,169                  9,743
09/30/2001             8,871                  10,559                  9,349
12/31/2001             9,419                  10,653                  9,867
03/31/2002             9,437                  10,625                 10,060
06/30/2002             8,983                  10,932                  9,442
09/30/2002             8,630                  11,423                  9,144

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND AT 9/30/02*
1-YEAR  -3.61%             SINCE INCEPTION  -8.90%



                       9 | OPPENHEIMER CHAMPION INCOME FUND

NOTES


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                       10 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2002

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
======================================================================================
 ASSET-BACKED SECURITIES--0.3%
--------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program,
 Credit Card Asset-Backed Certificates, Series 2002-B,
 Cl. FX, 10.421%, 3/22/07(1)                            $  3,000,000   $    3,157,500
--------------------------------------------------------------------------------------
 Goldman Sachs Asset Management CBO Ltd., Sub.
 Collateralized Bond Obligations, Series 1A,
 Cl. D, 12.54%, 6/13/11(2)                                 2,000,000          300,000
--------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations,
 Series 1999-I, Cl. ECFD, 8.75%, 12/25/28(1)                 588,857          347,425
                                                                       ---------------
 Total Asset-Backed Securities (Cost $5,571,547)                            3,804,925

======================================================================================
 CORPORATE LOANS--0.0%
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan,
 11.111%, 1/1/02(1,2,3) (Cost $3,866,575)                  3,945,448           19,727

======================================================================================
 MORTGAGE-BACKED OBLIGATIONS--2.7%
 AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
 Pass-Through Certificates:
 Series 1997- C1, Cl. G, 7%, 6/17/29(4)                      150,000          143,311
 Series 1997- C1, Cl. H, 7%, 6/17/29(4)                      360,000          328,922
--------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1997-D4, Cl. B1, 7.525%, 4/14/29                     333,000          299,808
 Series 1997-D4, Cl. B2, 7.525%, 4/14/29                     333,000          282,608
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29                   1,834,000        1,464,621
 Series 1997-D5, Cl. B2, 6.93%, 2/14/43(5)                 3,800,000          855,000
--------------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1993-C1, Cl. E, 6.72%, 12/25/03(4)                   622,000          620,931
--------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Interest-Only Certificates, Series 2002-C KP1, Cl. AX,
 12.062%, 12/15/35(1,6)                                   74,111,490        1,064,093
--------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 8.126%, 4/29/39(1,5)               750,000          766,289
 Series 1997-CHL1, Cl. E, 8.126%, 4/29/39(1,5)             4,000,000        3,455,000
--------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust,
 Commercial Mtg. Pass-Through Certificates:
 Series 1997-C2, Cl. F, 7.50%, 11/18/29                    3,400,000        3,058,672
 Series 1997-C2, Cl. G, 7.50%, 11/18/29                    2,000,000        1,745,625
--------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
 Certificates, Series 1997-C2, Cl. F, 6.75%, 4/15/29       2,000,000        1,199,453
--------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial
 Interest-Only Mtg. Obligations, Series 1999-PLS1, Cl. X,
 14.004%, 2/15/32(1,6)                                    66,616,875        1,199,104
--------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
 Pass-Through Certificates, Series 1995-C1, Cl. E,
 9.274%, 7/25/10(1,5)                                      2,324,100        2,496,955
--------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-C1, Cl. E, 7.428%, 2/15/28(1,5)               1,100,000        1,107,475
 Series 1997-C1, Cl. F, 6.85%, 2/15/20(1)                    680,000          673,200
 Series 1997-HF1, Cl. F, 6.86%, 2/15/10(4)                   225,000          218,642
 Series 1997-RR, Cl. D, 7.741%, 4/30/39(4,5)               4,150,224        3,943,361
 Series 1997-RR, Cl. E, 7.723%, 4/30/39(4,5)                 400,022          330,825
 Series 1997-RR, Cl. F, 7.494%, 4/30/39(4,5)               7,400,399        5,156,875
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30(4)                1,200,000        1,175,889



                       11 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
======================================================================================
 MORTGAGE-BACKED OBLIGATIONS Continued
 Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-MC1, Cl. G, 7.15%, 6/15/06(1)              $  2,500,000   $    2,517,969
 Series 1997-MC1, Cl. F, 7.452%, 5/20/07(4)                  600,000          583,548
                                                                       ---------------
 Total Mortgage-Backed Obligations (Cost $36,781,567)                      34,688,176

======================================================================================
 CORPORATE BONDS AND NOTES--82.6%
--------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--28.3%
--------------------------------------------------------------------------------------
 AUTO COMPONENTS--2.5%
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(2,3)   1,125,000          258,750
--------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub.
 Nts., 2/15/10(4)                                          2,800,000        2,856,000
--------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11  2,000,000        1,920,000
--------------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                   4,050,000        3,817,125
 10.125% Sr. Nts., 3/15/10(4)                              2,000,000        1,960,000
--------------------------------------------------------------------------------------
 Delco Remy International, Inc., 11% Sr. Unsec.
 Sub. Nts., 5/1/09                                         1,000,000          645,000
--------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                        1,500,000        1,492,500
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                  1,700,000        1,562,502
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                 8,200,000        7,605,500
---------------------------------------------------------------------------------------
 Exide Corp., 10% Sr. Unsec. Nts., 4/15/05(2,3)            2,800,000          434,000
--------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co., 7.857% Nts., 8/15/11          1,000,000          835,280
--------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09        900,000          936,000
--------------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12(4)            3,450,000        2,984,250
--------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                 3,900,000        3,997,500
                                                                       ---------------
                                                                           31,304,407

--------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--8.6%
 Ameristar Casinos, Inc., 10.75% Sr. Unsec. Sub.
 Nts., 2/15/09                                             1,000,000        1,102,500
--------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08          1,675,000          427,125
--------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11             1,900,000        1,957,000
--------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12           3,200,000        3,344,000
--------------------------------------------------------------------------------------
 Buffets, Inc., 11.25% Sr. Sub. Nts., 7/15/10(4)           1,000,000        1,025,000
--------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory
 Nts., 8/1/1995(1,2,3)                                         7,500               --
--------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec.
 Nts., 4/1/09                                              3,000,000        3,120,000
--------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub.
 Nts., 4/1/09                                              5,000,000        5,250,000
--------------------------------------------------------------------------------------
 Family Restaurants, Inc., 10.875% Sr. Sub. Disc.
 Nts., 2/1/04(1,2)                                           400,000            4,500
--------------------------------------------------------------------------------------
 Florida Panthers Holdings, Inc., 9.875% Sr. Sub.
 Nts., 4/15/09                                             4,100,000        4,248,625
--------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07      4,850,000        5,286,500
--------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts.,
 Series B, 2/15/07                                         2,100,000        1,837,500
--------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 8.625% Sr. Sub. Nts., 5/15/09       4,000,000        4,200,000
--------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                  7,000,000        7,035,000
--------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12    4,400,000        4,543,000
--------------------------------------------------------------------------------------


                       12 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts.,
 Series B, 5/15/12                                      $  4,600,000   $    4,450,500
--------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06              3,725,000        3,762,250
--------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                             1,000,000        1,055,000
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07             4,000,000        4,330,000
--------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11     5,500,000        5,720,000
--------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12                                  1,300,000        1,339,000
 8.375% Sr. Sub. Nts., 7/1/11                              3,000,000        3,090,000
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                        4,850,000        5,080,375
--------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub.
 Nts., 3/15/10                                             7,500,000        7,612,500
--------------------------------------------------------------------------------------
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10 2,200,000        2,222,000
--------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1,2,3)         3,900,000               --
--------------------------------------------------------------------------------------
 Premier Parks, Inc.:
 0%/10% Sr. Disc. Nts., 4/1/08(7)                          3,470,000        2,862,750
 9.75% Sr. Nts., 6/15/07                                   3,750,000        3,300,000
--------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12     3,200,000        3,056,000
--------------------------------------------------------------------------------------
 Six Flags, Inc., 8.875% Sr. Nts., 2/1/10                  4,500,000        3,712,500
--------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.875%
 Nts., 5/1/12(4)                                           2,550,000        2,492,625
--------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 9.75% Sr. Sub. Nts., 4/15/07(1)                           3,400,000        3,545,860
 9.875% Sr. Unsec. Sub. Nts., 7/1/10                       1,700,000        1,831,750
--------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Sub. Unsec.
 Nts., 8/15/11                                             3,500,000        3,526,250
--------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09   2,750,000        2,818,750
--------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11%
 Bonds, 6/15/10(4)                                         1,100,000        1,083,500
                                                                       ---------------
                                                                          110,272,360

--------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--3.2%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12          2,800,000        2,814,000
--------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 7.875% Sr. Nts., 8/15/11                                  3,900,000        3,773,250
 9.375% Sr. Unsec. Sub. Nts., 3/15/11                        400,000          387,000
 9.75% Sr. Sub. Nts., 9/15/10                                600,000          592,500
--------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10      3,500,000        3,850,000
--------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10                 1,500,000        1,520,625
--------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub.
 Nts., 4/1/12                                              3,500,000        3,132,500
--------------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                            1,550,000        1,534,500
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                       2,800,000        2,856,000
--------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11             1,000,000        1,007,500
--------------------------------------------------------------------------------------
 Metromedia International Group, Inc., 10.50% Sr. Unsec.
 Disc. Nts., 9/30/07(1,2)                                  6,650,958        1,363,446
--------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05       4,800,000        4,440,000
--------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12      2,000,000        1,900,000
--------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                  3,500,000        3,465,000

                       13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 WCI Communities, Inc.:
 9.125% Sr. Sub. Nts., 5/1/12                           $  2,800,000   $    2,569,000
 10.625% Sr. Unsec. Sub. Nts., 2/15/11                     1,800,000        1,759,500
--------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07   5,000,000        4,275,000
                                                                       ---------------
                                                                           41,239,821

--------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.8%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc.
 Nts., 5/1/08(7)                                          11,500,000       10,666,250
--------------------------------------------------------------------------------------
 MEDIA--10.1%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09(2)                         1,740,000          635,100
 8.125% Sr. Nts., Series B, 7/15/03(2)                     5,000,000        1,850,000
 10.25% Sr. Unsec. Nts., 11/1/06(2)                        3,800,000        1,387,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11(2)                     600,000          222,000
 10.875% Sr. Unsec. Nts., 10/1/10(2)                       1,300,000          474,500
--------------------------------------------------------------------------------------
 Allbritton Communications Co., 8.875% Sr. Sub. Nts.,
 Series B, 2/1/08                                          1,250,000        1,281,250
--------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub.
 Nts., 2/1/11                                              8,000,000        7,000,000
--------------------------------------------------------------------------------------
 AOL Time Warner, Inc., 6.875% Nts., 5/1/12               11,400,000       10,395,067
--------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09  1,500,000        1,507,500
--------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec.
 Nts., 7/15/09                                               300,000          304,971
--------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr. Sub. Nts.,
 Series B, 2/1/09                                          6,750,000        6,176,250
--------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/
 Charter Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(7)                 5,250,000        2,467,500
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11(7)          4,000,000        1,420,000
 8.25% Sr. Unsec. Nts., 4/1/07                             2,000,000        1,240,000
 8.625% Sr. Unsec. Nts., 4/1/09                            5,950,000        3,689,000
 9.625% Sr. Unsec. Sub. Nts., 11/15/09                     2,500,000        1,537,500
 10% Sr. Nts., 4/1/09                                      2,700,000        1,687,500
 10.75% Sr. Unsec. Nts., 10/1/09                           1,000,000          635,000
 11.125% Sr. Unsec. Nts., 1/15/11                          2,000,000        1,270,000
--------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9.625% Sr. Sub. Nts.,
 Series B, 8/1/08                                          1,000,000          940,000
--------------------------------------------------------------------------------------
 Classic Cable, Inc.:
 9.375% Sr. Sub. Nts., Series B, 8/1/09(2,3)                 500,000           75,000
 10.50% Sr. Sub. Nts., 3/1/10(2,3)                         5,175,000          776,250
--------------------------------------------------------------------------------------
 Comcast Cable Communications, Inc., 6.75% Sr. Unsub.
 Nts., 1/30/11                                             9,100,000        8,478,716
--------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12    1,800,000        1,840,500
--------------------------------------------------------------------------------------
 Cox Communications, Inc., 7.75% Sr. Nts., 11/1/10         1,900,000        1,969,464
--------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
 Series B, 4/1/11                                         10,750,000        8,600,000
--------------------------------------------------------------------------------------
 Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08 1,900,000        2,014,000
--------------------------------------------------------------------------------------
 Diva Systems Corp., 0%/12.625% Sr. Disc. Nts.,
 Series B, 3/1/08(1,2,3,7)                                 2,400,000           36,000
--------------------------------------------------------------------------------------
 EchoStar Broadband Corp., 10.375% Sr. Unsec.
 Nts., 10/1/07                                             5,700,000        5,671,500
--------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09(4)                               2,500,000        2,362,500
 9.375% Sr. Unsec. Nts., 2/1/09                            7,400,000        7,141,000
--------------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts.,
 Series B, 3/15/09                                         2,250,000        2,295,000
--------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
 Sub. Nts., 3/1/14                                         1,500,000        1,567,500
--------------------------------------------------------------------------------------



                       14 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 MEDIA Continued
 Entravision Communications Corp., 8.125% Sr. Sub.
 Nts., 3/15/09                                          $  3,000,000   $    3,075,000
--------------------------------------------------------------------------------------
 Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11      1,750,000        1,793,750
--------------------------------------------------------------------------------------
 Insight Communications Co., Inc., 0%/12.25% Sr. Disc.
 Nts., 2/15/11(7)                                          4,000,000        1,480,000
--------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr.
 Nts., 10/1/09                                               750,000          663,750
--------------------------------------------------------------------------------------
 Lamar Advertising Co., 9.625% Sr. Unsec. Sub.
 Nts., 12/1/06                                             2,500,000        2,593,750
--------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec.
 Nts., 1/15/13                                             1,400,000        1,148,000
--------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(4)                 6,000,000        4,830,000
--------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts.,
 Series B, 7/1/11                                          1,450,000        1,522,500
--------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts.,
 Series B, 2/1/12                                          3,850,000        3,965,500
--------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12                                 6,250,000        6,312,500
 8.75% Sr. Sub. Nts., 12/15/11                             1,250,000        1,296,875
 9% Sr. Unsec. Sub. Nts., 7/15/07                          1,500,000        1,552,500
--------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec.
 Sub. Nts., 11/1/09                                        4,750,000        4,868,750
--------------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts., Series B,
 11/1/09(2,3,7)                                            4,800,000          144,000
 10.875% Sr. Unsec. Nts., Series B, 8/1/09(2)              3,600,000          126,000
 11.25% Sr. Nts., Series B, 11/1/09(2) [EUR]               3,000,000          103,771
--------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec.
 Sub. Nts., 2/15/09                                        1,500,000        1,524,806
--------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                            3,000,000        2,805,000
                                                                       ---------------
                                                                          128,754,020

--------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.4%
 J. C. Penney Co., Inc., 7.60% Nts., 4/1/07                1,600,000        1,545,730
--------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                           1,500,000        1,387,500
 9.875% Nts., 10/1/11                                      2,300,000        2,265,500
                                                                       ---------------
                                                                            5,198,730

--------------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.1%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12  4,500,000        4,072,500
--------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08              2,500,000        2,575,000
--------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06              6,500,000        6,914,375
--------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec.
 Sub. Nts., 5/1/08                                         2,000,000        1,650,000
--------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                3,500,000        3,255,000
--------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08        1,025,000          978,875
--------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub.
 Nts., 11/1/11                                             3,000,000        3,240,000
--------------------------------------------------------------------------------------
 United Rentals (North America), Inc., 10.75% Sr. Unsec.
 Nts., 4/15/08                                             4,050,000        3,888,000
--------------------------------------------------------------------------------------
 United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts.,
 Series B, 1/15/09                                           100,000           83,500
                                                                       ---------------
                                                                           26,657,250

                       15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 TEXTILES & APPAREL--0.6%
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub.
 Nts., 3/1/08(2,3)                                      $  2,400,000   $      408,000
--------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 6.80% Nts., 11/1/03                                       4,300,000        3,805,500
 11.625% Sr. Unsec. Nts., 1/15/08                            500,000          402,500
--------------------------------------------------------------------------------------
 Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts.,
 Series B, 7/1/07(2)                                       1,000,000          205,000
--------------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10(4)                  2,000,000        2,070,000
                                                                       ---------------
                                                                            6,891,000

--------------------------------------------------------------------------------------
 CONSUMER STAPLES--5.2%
--------------------------------------------------------------------------------------
 BEVERAGES--0.6%
 Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub.
 Nts., 3/1/09                                              1,500,000        1,537,500
--------------------------------------------------------------------------------------
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12 2,000,000        2,050,000
--------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts.,
 Series B, 2/1/05                                          5,075,000        3,983,875
                                                                       ---------------
                                                                            7,571,375

--------------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.9%
 B&G Foods, Inc., 9.625% Sr. Sub. Nts., 8/1/07             4,000,000        4,090,000
--------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08                           2,600,000        2,041,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07             400,000          234,000
--------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125%
 Sr. Nts., 12/15/11                                          700,000          521,500
--------------------------------------------------------------------------------------
 Ingles Markets, Inc., 8.875% Sr. Unsec. Sub.
 Nts., 12/1/11                                             1,000,000          915,000
--------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07        1,875,000        1,621,875
--------------------------------------------------------------------------------------
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12        2,000,000        1,860,000
--------------------------------------------------------------------------------------

                                                                           11,283,375

--------------------------------------------------------------------------------------
 FOOD PRODUCTS--2.0%
 American Seafood Group LLC, 10.125% Sr. Sub.
 Nts., 4/15/10(4)                                          3,500,000        3,491,250
--------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08 2,200,000        1,267,750
--------------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub.
 Nts., 7/15/12(4)                                          3,650,000        3,640,875
--------------------------------------------------------------------------------------
 Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07   1,000,000          865,000
--------------------------------------------------------------------------------------
 Dole Food Co., Inc., 7.25% Sr. Nts., 5/1/09               5,000,000        4,505,815
--------------------------------------------------------------------------------------
 Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11  2,000,000        2,210,000
--------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                800,000          761,000
--------------------------------------------------------------------------------------
 Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09   1,700,000        1,683,000
--------------------------------------------------------------------------------------
 Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub.
 Nts., 11/15/07(1)                                         2,000,000        1,850,000
--------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09(4)                 2,500,000        2,331,250
--------------------------------------------------------------------------------------
 United Biscuits Finance plc:
 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                      1,000,000        1,097,013
 10.75% Sr. Sub. Nts., 4/15/111 [GBP]                      1,000,000        1,745,586
                                                                       ---------------
                                                                           25,448,539



                       16 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.7%
 AKI Holdings Corp., 0%/13.50% Sr. Disc.
 Debs., 7/1/09(7)                                       $  1,350,000   $    1,086,750
--------------------------------------------------------------------------------------
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                 3,600,000        3,474,000
--------------------------------------------------------------------------------------
 Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub.
 Nts., 8/15/09                                             2,500,000        2,650,000
--------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07                  1,000,000          595,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07           2,575,000        1,532,125
---------------------------------------------------------------------------------------
 Johnsondiversey, Inc., 9.625% Sr. Sub. Nts., 5/15/12(4)   1,200,000        1,203,000
--------------------------------------------------------------------------------------
 Pennzoil-Quaker State Co.:
 6.75% Nts., 4/1/09                                        1,000,000        1,128,673
 10% Sr. Nts., 11/1/08                                     3,000,000        3,566,250
--------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub.
 Nts., 6/1/11                                              2,000,000        2,145,000
--------------------------------------------------------------------------------------
 Revlon Consumer Products Corp.:
 9% Sr. Nts., 11/1/06                                      1,000,000          575,000
 12% Sr. Sec. Nts., 12/1/05                                4,900,000        4,434,500
--------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub.
 Nts., 7/1/08(1,2,3)                                       2,815,000               --
                                                                       ---------------
                                                                           22,390,298

--------------------------------------------------------------------------------------
 ENERGY--6.0%
--------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--2.6%
 BRL Universal Equipment Corp., 8.875% Sr. Sec.
 Nts., 2/15/08                                             2,250,000        2,306,250
--------------------------------------------------------------------------------------
 Clark Refining & Marketing, Inc., 8.875% Sr. Sub.
 Nts., 11/15/07                                              600,000          513,000
--------------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11              1,200,000        1,170,000
--------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts.,
 Series B, 2/15/08(1)                                      1,985,000          506,175
--------------------------------------------------------------------------------------
 Hanover Equipment Trust, 8.50% Sr. Sec. Nts.,
 Trust 2001, Cl. A, 9/1/08(4)                              1,500,000        1,402,500
--------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625%
 Sr. Nts., 8/1/08                                          7,000,000        7,350,000
--------------------------------------------------------------------------------------
 Lone Star Technologies, Inc., 9% Sr. Sub. Nts., 6/1/11    2,000,000        1,770,000
--------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08         5,800,000        5,046,000
--------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09      1,500,000        1,556,250
--------------------------------------------------------------------------------------
 SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11(1)              2,000,000        2,025,000
--------------------------------------------------------------------------------------
 Trico Marine Services, Inc., 8.875% Sr. Nts., 5/15/12(4)  1,200,000        1,038,000
--------------------------------------------------------------------------------------
 Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc.
 Nts., 2/15/08(7)                                          8,000,000        7,960,000
                                                                       ---------------
                                                                           32,643,175

--------------------------------------------------------------------------------------
 OIL & GAS--3.4%
 Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07       2,000,000        1,670,000
--------------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 8.125% Sr. Unsec. Nts., 4/1/11                            1,000,000        1,005,000
 8.375% Sr. Unsec. Nts., 11/1/08                           3,900,000        3,943,875
 9% Sr. Nts., 8/15/12(4)                                   1,500,000        1,548,750
--------------------------------------------------------------------------------------
 Forest Oil Corp.:
 7.75% Sr. Nts., 5/1/14                                    2,800,000        2,800,000
 10.50% Sr. Unsec. Sub. Nts., 1/15/06                      1,250,000        1,337,500
--------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09             5,600,000        5,712,000
--------------------------------------------------------------------------------------
 Giant Industries, Inc., 11% Sr. Sub. Nts., 5/15/12          600,000          423,000
--------------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12   2,800,000        2,972,875


                       17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 OIL & GAS Continued
 Pioneer Natural Resources Co., 7.50% Sr.
 Nts., 4/15/12                                          $  3,000,000   $    3,161,154
--------------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub. Nts.,
 Series B, 5/15/07                                         1,000,000        1,042,500
--------------------------------------------------------------------------------------
 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08        12,000,000        3,630,000
--------------------------------------------------------------------------------------
 Stone Energy Corp.:
 8.25% Sr. Unsec. Sub. Nts., 12/15/11                      3,700,000        3,811,000
 8.75% Sr. Sub. Nts., 9/15/07                              2,405,000        2,513,225
--------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11           3,000,000        3,120,000
--------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub.
 Nts., 11/1/11                                             3,000,000        3,105,000
--------------------------------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                 2,000,000        2,110,000
                                                                       ---------------
                                                                           43,905,879

--------------------------------------------------------------------------------------
 FINANCIALS--4.1%
--------------------------------------------------------------------------------------
 BANKS--0.9%
 Bank Plus Corp., 12% Sr. Nts., 7/18/07(1)                   578,000          621,350
--------------------------------------------------------------------------------------
 Brand Scaffold Services, Inc., 10.25% Sr. Unsec.
 Nts., 2/15/08                                             4,000,000        4,336,000
--------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec.
 Sub. Nts., Series B, 9/30/08                              3,450,000        2,811,750
--------------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs.,
 5/15/12                                                   4,000,000        3,820,000
                                                                       ---------------
                                                                           11,589,100
 DIVERSIFIED FINANCIALS--0.9%
 AmeriCredit Corp., 9.875% Sr. Nts., 4/15/06(1)            3,000,000        2,160,000
--------------------------------------------------------------------------------------
 AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A,
 3/15/05(2,3)                                              4,000,000          900,000
--------------------------------------------------------------------------------------
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12       2,800,000        2,898,000
--------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09            4,800,000        1,488,000
--------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09     2,000,000        1,710,000
--------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07   2,500,000        2,687,500
                                                                       ---------------
                                                                           11,843,500

--------------------------------------------------------------------------------------
 INSURANCE--0.1%
 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/09(2,4)       1,000,000          225,000
--------------------------------------------------------------------------------------
 Parametric RE Ltd., 6.423% Nts., 11/19/07(4,5)              600,000          603,540
                                                                       ---------------
                                                                              828,540

--------------------------------------------------------------------------------------
 REAL ESTATE--2.2%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07             350,000          281,750
--------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec.
 Sub. Nts., 6/15/11                                          500,000          445,000
--------------------------------------------------------------------------------------
 Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09(4)  1,500,000        1,558,125
--------------------------------------------------------------------------------------
 Felcor Lodging LP:
 8.50% Sr. Nts., 6/1/11                                    3,394,000        3,198,845
 9.50% Sr. Unsec. Nts., 9/15/08                            2,000,000        1,995,000
--------------------------------------------------------------------------------------
 HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08   3,100,000        2,914,000
--------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                 4,300,000        4,310,750
--------------------------------------------------------------------------------------
 IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08     1,700,000        1,767,228




                       18 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 REAL ESTATE Continued
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                    $    600,000   $      483,000
 9.125% Sr. Unsec. Nts., 1/15/11                           1,950,000        1,745,250
--------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr.
 Sec. Nts., Series B, 4/1/08(1)                            8,000,000        7,960,000
--------------------------------------------------------------------------------------
 Ventas Realty LP, 9% Sr. Nts., 5/1/12                     1,600,000        1,660,000
                                                                       ---------------
                                                                           28,318,948

--------------------------------------------------------------------------------------
 HEALTH CARE--3.9%
--------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub.
 Nts., 6/15/12(4)                                          2,500,000        2,493,750
--------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec.
 Sub. Nts., 8/1/11                                           550,000          544,500
                                                                       ---------------
                                                                            3,038,250

--------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.6%
 AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08           1,500,000        1,518,750
--------------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625% Sr. Unsec.
 Nts., 4/15/09                                             3,875,000        3,255,000
--------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr.
 Nts., 7/1/10(4)                                           2,200,000        2,233,000
--------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875%
 Nts., 2/1/08                                              3,500,000        2,896,250
--------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust IV, 7.875% Trust
 Preferred Nts., 6/15/11                                   1,650,000        1,353,000
--------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09  1,250,000        1,325,000
--------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12(4)                 6,800,000        4,760,000
--------------------------------------------------------------------------------------
 InSight Health Services Corp., 9.875% Sr. Sub.
 Nts., 11/1/11                                             2,000,000        1,940,000
--------------------------------------------------------------------------------------
 Magellan Health Services, Inc., 9.375% Sr.
 Nts., 11/15/07(4)                                         2,300,000        1,506,500
--------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Sub. Nts., 8/15/12(4)         3,500,000        3,482,500
--------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec.
 Unsub. Nts., 6/1/09                                       2,400,000        2,382,000
--------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12(4)   1,400,000        1,319,500
--------------------------------------------------------------------------------------
 Select Medical Corp., 9.50% Sr. Unsec. Sub. Nts., 6/15/09   500,000          502,500
--------------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub.
 Nts., 7/1/08                                              4,800,000        5,280,000
--------------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts.,
 Series B, 5/1/09                                          3,850,000        4,090,625
--------------------------------------------------------------------------------------
 Unilab Corp., 12.75% Sr. Sub. Nts., 10/1/09(1)            2,000,000        2,320,000
--------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12             500,000          497,500
--------------------------------------------------------------------------------------
 Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09      5,000,000        5,375,000
                                                                       ---------------
                                                                           46,037,125

--------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.1%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                  850,000          731,000
-------------------------------------------------------------------------------------
 INDUSTRIALS--11.4%
--------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.4%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub.
 Nts., 5/15/11                                             2,400,000        2,562,000
--------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08                                        3,600,000        1,998,000
--------------------------------------------------------------------------------------
 BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11   5,200,000        3,822,000
--------------------------------------------------------------------------------------
 Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09     2,500,000        2,437,500



                       19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 L-3 Communications Corp., 7.625% Sr. Sub.
 Nts., 6/15/12(4)                                       $  4,950,000   $    5,148,000
--------------------------------------------------------------------------------------
 SC International Services, Inc., 9.25% Sr. Sub. Nts.,
 Series B, 9/1/07                                          1,000,000          580,000
--------------------------------------------------------------------------------------
 TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08           1,300,000        1,339,000
                                                                       ---------------
                                                                           17,886,500

--------------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.1%
 Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06         2,000,000          730,000
--------------------------------------------------------------------------------------
 AIRLINES--0.4%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05      2,000,000        1,012,500
--------------------------------------------------------------------------------------
 Amtran, Inc.:
 9.625% Nts., 12/15/05                                     1,800,000          729,000
 10.50% Sr. Nts., 8/1/04                                   7,700,000        3,118,500
                                                                       ---------------
                                                                            4,860,000

--------------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.7%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts.,
 4/15/12(4)                                                2,000,000        2,060,000
--------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                  3,400,000        3,434,000
 9.25% Sr. Nts., Series B, 3/15/07                         3,000,000        3,037,500
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                      1,000,000          975,000
                                                                       ---------------
                                                                            9,506,500

--------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.6%
 Allied Waste North America, Inc.:
 8.50% Sr. Sub. Nts., 12/1/08                             11,200,000       10,696,000
 8.875% Sr. Nts., Series B, 4/1/08                         7,200,000        7,020,000
--------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts.,
 Series B, 11/15/05(1,2,3)                                 1,500,000           22,500
--------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09   2,000,000        2,020,000
--------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                       2,250,000        2,334,375
--------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07(1)             2,150,000        2,225,250
--------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr.
 Sub. Nts., 8/1/07(1)                                      2,000,000        1,510,000
--------------------------------------------------------------------------------------
 Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13  6,500,000        6,532,500
--------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts.,
 Series B, 4/1/09(1,2,3)                                   3,300,000            4,125
--------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr.
 Sub. Nts., 2/15/09                                        6,000,000        5,730,000
--------------------------------------------------------------------------------------
 Mail-Well, Inc., 9.625% Sr. Nts., 3/15/12(4)              2,150,000        1,494,250
--------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                           2,400,000        2,112,000
--------------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts.,
 Series B, 11/15/09                                        2,125,000        2,433,125
--------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09   1,800,000        1,872,000
                                                                       ---------------
                                                                           46,006,125

--------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.3%
 Integrated Electrical Services, Inc., 9.375% Sr. Sub.
 Nts., Series C, 2/1/09                                    1,000,000          892,500
--------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Nts., 9/15/09(4)                    3,050,000        2,790,750
                                                                       ---------------
                                                                            3,683,250




                       20 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.1%
 Dayton Superior Corp., 13% Sr. Unsec. Sub.
 Nts., 6/15/09                                          $  1,500,000   $    1,282,500
--------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.5%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec.
 Sub. Nts., 8/15/08                                        6,445,000        6,678,631
--------------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A,
 Cl. C2, 8/13/10(1)                                        7,500,000        3,600,000
--------------------------------------------------------------------------------------
 Tyco International Group SA, 6.375% Nts., 10/15/11       10,400,000        8,544,536
                                                                       ---------------
                                                                           18,823,167

--------------------------------------------------------------------------------------
 MACHINERY--2.4%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                  1,606,000        1,862,960
--------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                 5,600,000        5,908,000
--------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                   2,250,000        1,338,750
--------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec.
 Sub. Nts., 3/1/08(1)                                      1,500,000        1,147,500
--------------------------------------------------------------------------------------
 International Wire Group, Inc., 11.75% Sr. Sub.
 Nts., Series B, 6/1/05                                    3,720,000        2,380,800
--------------------------------------------------------------------------------------
 Jordan Industries, Inc., 10.375% Sr. Nts.,
 Series B, 8/1/07(1)                                         250,000          138,750
--------------------------------------------------------------------------------------
 Joy Global, Inc., 8.75% Sr. Sub. Nts., Series B, 3/15/12  1,700,000        1,725,500
--------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts.,
 8/1/12(4)                                                 3,350,000        3,517,500
--------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09                   1,900,000        1,928,500
--------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
 Series B, 6/15/07                                         3,385,000        3,266,525
--------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                         400,000          382,000
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                       3,000,000        2,940,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11            2,000,000        2,030,000
--------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09             2,000,000        1,910,000
                                                                       ---------------
                                                                           30,476,785

--------------------------------------------------------------------------------------
 MARINE--0.6%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12(4)               4,600,000        4,784,000
--------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., Units (each unit consists
 of $1,000 principal amount of 12% first priority ship
 mtg. sr. sec. nts., 7/15/05 and one warrant to purchase
 five shares of common stock)(1,2,3,12)                    3,500,000        1,820,000
--------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship
 Mtg. Nts., 6/30/07(4)                                     3,800,000        1,425,000
                                                                       ---------------
                                                                            8,029,000

--------------------------------------------------------------------------------------
 ROAD & RAIL--0.2%
 Kansas City Southern Railway Co. (The), 7.50% Sr.
 Nts., 6/15/09                                             2,800,000        2,842,000
--------------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.1%
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(2,3)   4,600,000          874,000
--------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.4%
--------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.1%
 CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc.
 Nts., 10/1/07(1,2,3,7)                                    4,749,000               --
--------------------------------------------------------------------------------------
 Orion Network Systems, Inc., 12.50% Sr. Disc.
 Nts., 1/15/07                                             3,315,000          916,597
                                                                       ---------------
                                                                              916,597



                       21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.1%
 Seagate Technology Hdd Holdings, 8% Sr. Nts.,
 5/15/09(4)                                             $  1,700,000   $    1,589,500
--------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec.
 Sub. Nts., Series B, 8/1/09                               1,500,000        1,470,000
--------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., 12% Sr.
 Sub. Nts., Series B, 8/1/05(1)                              802,000          669,670
--------------------------------------------------------------------------------------
 Fisher Scientific International, Inc.:
 8.125% Sr. Sub. Nts., 5/1/12                              3,000,000        3,060,000
 9% Sr. Unsec. Sub. Nts., 2/1/08                           4,190,000        4,326,175
 9% Sr. Unsec. Sub. Nts., 2/1/08                           1,060,000        1,094,450
--------------------------------------------------------------------------------------
 Flextronics International Ltd., 9.875% Sr. Unsec.
 Sub. Nts., 7/1/10                                           800,000          800,000
--------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08  4,000,000        4,120,000
--------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(2,3)            6,500,000          162,500
                                                                       ---------------
                                                                           15,702,795

--------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.2%
 Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1,2,3)        5,000,000          725,000
--------------------------------------------------------------------------------------
 Exodus Communications, Inc., 10.75% Sr. Nts.,
 12/15/09(1,2,3) [EUR]                                     4,000,000          158,128
--------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc.
 Nts., 4/15/08(1,2,3,7)                                    4,750,000          451,250
--------------------------------------------------------------------------------------
 Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(2)           2,000,000          370,000
--------------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06(2,3) [EUR]                3,250,000          305,138
 11% Sr. Nts., 8/1/09(1,2,3)                               2,150,000          228,437
                                                                       ---------------
                                                                            2,237,953

--------------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--0.0%
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1,080,000          604,800
--------------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.1%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06         1,300,000          884,000
--------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.7%
 Amkor Technology, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                             1,200,000          834,000
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                         300,000          207,000
--------------------------------------------------------------------------------------
 Fairchild Semiconductor Corp.:
 10.375% Sr. Unsec. Nts., 10/1/07                          3,325,000        3,441,375
 10.50% Sr. Unsec. Sub. Nts., 2/1/09                       3,750,000        3,918,750
                                                                       ---------------
                                                                            8,401,125

--------------------------------------------------------------------------------------
 MATERIALS--11.7%
--------------------------------------------------------------------------------------
 CHEMICALS--3.7%
 Applied Extrusion Technologies, Inc., 10.75% Sr. Nts.,
 Series B, 7/1/11                                          2,500,000        1,837,500
--------------------------------------------------------------------------------------
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09             4,000,000        3,860,000
--------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts.,
 Series B, 12/1/07                                         2,000,000          850,000
--------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11  5,250,000        5,591,250
--------------------------------------------------------------------------------------
 Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09     2,000,000        1,712,368
--------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                  400,000          308,349
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(9)    2,400,000          540,000



                       22 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 CHEMICALS Continued
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(4) $  2,300,000   $    2,311,500
--------------------------------------------------------------------------------------
 ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11     3,500,000        3,500,000
--------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09       1,800,000        1,629,000
--------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08                                 1,300,000        1,179,750
 9.625% Sr. Sec. Nts., Series A, 5/1/07                    2,900,000        2,689,750
 9.875% Sec. Nts., Series B, 5/1/07                        5,850,000        5,425,875
--------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11 3,800,000        4,123,000
--------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11             3,000,000        2,970,000
--------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08           891,021          619,260
--------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 5.298% Sr. Sec. Nts., 12/31/06(5)       297,007          200,480
--------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09       1,250,000          875,000
--------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06(2,3)                 4,500,000          607,500
 12.375% Sr. Sec. Nts., Series B, 7/15/06(2,3)             5,100,000        5,176,500
--------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(1)     1,075,000        1,080,375
                                                                       ---------------
                                                                           47,087,457

--------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--3.3%
 Ball Corp.:
 7.75% Sr. Unsec. Nts., 8/1/06                             1,500,000        1,546,875
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                        2,100,000        2,165,625
--------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12        2,500,000        2,525,000
--------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Nts., 10/1/12(4)       2,300,000        2,300,000
--------------------------------------------------------------------------------------
 Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09            1,500,000        1,545,000
--------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12(4)         2,800,000        2,779,000
--------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc., 8.875% Sr.
 Sec. Nts., 2/15/09                                        2,700,000        2,727,000
--------------------------------------------------------------------------------------
 Packaging Corp. of America, 9.625% Sr. Unsec.
 Sub. Nts., 4/1/09                                         1,750,000        1,885,625
--------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                           2,500,000        2,562,500
 10.875% Sr. Sub. Nts., 4/1/08                             4,450,000        4,472,250
--------------------------------------------------------------------------------------
 Silgan Holdings, Inc., 9% Sr. Sub. Debs., 6/1/09(4)       1,500,000        1,556,250
--------------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12(4)                                4,150,000        4,150,000
 9.25% Sr. Unsec. Nts., 2/1/08                             3,000,000        3,105,000
 9.75% Sr. Unsec. Nts., 2/1/11                             4,000,000        4,180,000
--------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Sub. Nts., 6/15/12(4)            4,400,000        4,334,000
                                                                       ---------------
                                                                           41,834,125

--------------------------------------------------------------------------------------
 METALS & MINING--3.1%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12(4)                         4,000,000        3,980,000
 7.875% Sr. Unsec. Nts., 2/15/09                           2,000,000        2,000,000
--------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec.
 Sub. Nts., 9/15/09                                          600,000          511,500
--------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec.
 Nts., Series B, 4/1/09                                    2,300,000        2,323,000
--------------------------------------------------------------------------------------


                       23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 METALS & MINING Continued
 Centaur Mining & Exploration Ltd., 11% Sr.
 Nts., 12/1/07(1,2)                                     $  2,325,000   $       34,875
--------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08       2,700,000        2,605,500
--------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts.,
 Series B, 5/15/08                                         2,300,625        1,552,922
--------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec.
 Sub. Nts., 2/1/08(1)                                        433,000           97,425
--------------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12     2,500,000        2,450,000
--------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06(2)                   3,000,000        2,070,000
 12.75% Sr. Sub. Nts., 2/1/03(2,3)                         6,200,000          775,000
--------------------------------------------------------------------------------------
 Metallurg Holdings, Inc., 0%/12.75% Sr. Disc.
 Nts., 7/15/08(7)                                          1,500,000         682,500
--------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                    5,745,000        4,911,975
--------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds,
 Series D, 3/1/09(2,3)                                     9,500,000        3,301,250
--------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Nts., 7/15/09(4)            2,800,000        2,814,000
--------------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts.,
 Series B, 5/15/08                                         3,780,000        3,978,450
--------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09(4)          1,500,000        1,522,500
--------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12              1,900,000        1,814,500
--------------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08          2,000,000        1,980,000
                                                                       ---------------
                                                                           39,405,397

--------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.6%
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07(10)                              4,000,000        4,140,000
 13.875% Sr. Sec. Nts., 7/15/07                            3,000,000        3,225,000
--------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04(2)         9,300,000        1,906,500
--------------------------------------------------------------------------------------
 Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11    5,900,000        4,926,801
--------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08  1,500,000        1,567,500
--------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12          4,000,000        3,840,000
--------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07        3,300,000        1,732,500
                                                                       ---------------
                                                                           21,338,301

--------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--5.9%
--------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08(1,2,3) [EUR]                  1,700,000               84
 13% Sr. Unsec. Nts., 5/1/08(1,2,3)                        2,000,000              200
--------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(1,2,3)          3,300,000           49,500
--------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec.
 Disc. Debs., 11/15/07                                     1,600,000        1,306,000
--------------------------------------------------------------------------------------
 Concentric Network Corp., 12.75% Sr. Unsec. Nts.,
 12/15/07(1,2,3)                                           2,225,000           22,250
--------------------------------------------------------------------------------------
 Diamond Cable Communications plc, 11.75% Sr. Disc.
 Nts., 12/15/05(2)                                         7,000,000          945,000
--------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(2)            800,000          644,000
--------------------------------------------------------------------------------------
 Focal Communications Corp.:
 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(7)              1,300,000           58,500
 11.875% Sr. Unsec. Nts., Series B, 1/15/10                  800,000           76,000
--------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc.
 Nts., Series B, 3/1/09(2,3,7)                             2,500,000          212,500
--------------------------------------------------------------------------------------


                       24 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec.
 Disc. Nts., 2/15/08(1,2,3,7)                           $  6,900,000   $      103,500
--------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08(1,2) [EUR]           2,000,000            4,942
--------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(7)                     10,800,000        3,510,000
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(7)              2,000,000          490,000
 9.125% Sr. Unsec. Nts., 5/1/08                            1,000,000          525,000
--------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts.,
 Series B, 11/15/08(1,2)                                   3,000,000           26,250
--------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875%
 Nts., 2/15/10(2,3)                                        1,900,000          313,500
--------------------------------------------------------------------------------------
 Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                    3,000,000        1,155,000
--------------------------------------------------------------------------------------
 NTL Communications Corp.:
 0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(2,3,7) [GBP] 13,150,000        2,274,766
 9.875% Sr. Unsec. Nts., Series B, 11/15/09(2) [EUR]       4,000,000          563,331
--------------------------------------------------------------------------------------
 NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts.,
 Series B, 4/1/08(2,3,7) [GBP]                               300,000           61,331
--------------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(1,2)   4,000,000          130,000
--------------------------------------------------------------------------------------
 Qwest Corp., 8.875% Nts., 3/15/12(4)                      2,000,000        1,750,000
--------------------------------------------------------------------------------------
 RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                 971,000          199,055
--------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.375% Nts., 3/15/12                6,400,000        4,479,539
--------------------------------------------------------------------------------------
 Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(2) [EUR]       2,100,000          243,863
--------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09(2,7)                     4,500,000          731,250
 0%/9.875% Sr. Disc. Nts., 4/15/09(1,2,7) [GBP]            3,500,000          798,095
 11.25% Sr. Nts., 11/1/08(2,3)                             2,800,000          504,000
--------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07(1,2,3)           2,250,000              225
--------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08                                   1,000,000          435,000
--------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(1,2,3)        3,200,000            1,600
--------------------------------------------------------------------------------------
 Winstar Communications, Inc., 12.75% Sr. Nts.,
 4/15/10(1,2,3)                                            4,500,000              450
--------------------------------------------------------------------------------------
 XO Communications, Inc.:
 9% Sr. Unsec. Nts., 3/15/08(1,2,3)                        1,700,000           17,000
 9.625% Sr. Nts., 10/1/07(1,2)                             3,000,000           30,000
 10.75% Sr. Unsec. Nts., 11/15/08(1,2)                     4,500,000           45,000
                                                                       ---------------
                                                                           21,706,731

--------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--4.2%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11    2,200,000          407,000
--------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09(2) 5,500,000          742,500
--------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.875% Sr. Unsec.
 Nts., 3/1/11                                              1,100,000          848,430
--------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(7)                     2,000,000          870,000
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(7)             5,635,000        3,859,975
--------------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts.,
 4/15/08(1,2,3,7)                                          2,525,000          138,875
--------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(7)        800,000           44,000
--------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(2,7)             2,900,000          130,500
 12.50% Sr. Nts., 4/15/10(2)                               2,800,000          273,000



                       25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES Continued
 Microcell Telecommunications, Inc.:
 0%/11.125% Sr. Disc. Nts., Series B,
 10/15/07(1,2,7) [CAD]                                  $  2,500,000   $       19,701
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(2,7)                 3,300,000           33,000
--------------------------------------------------------------------------------------
 Millicom International Cellular SA, 13.50% Sr.
 Disc. Nts., 6/1/06                                        1,300,000          357,500
--------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 9.375% Sr. Unsec. Nts., 11/15/09                         13,050,000        9,983,250
 10.65% Sr. Disc. Nts., 9/15/07                            1,000,000          840,000
 12% Sr. Unsec. Nts., 11/1/08                              1,000,000          845,000
--------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 0%/14% Sr. Disc. Nts., 2/1/09(7)                          2,850,000        1,496,250
 11% Sr. Unsec. Nts., 3/15/10                              1,000,000          665,000
--------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(4)              9,900,000       10,444,500
--------------------------------------------------------------------------------------
 Orbcomm Global LP (Escrow)                                2,890,000               --
--------------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts.,
 Series B, 5/15/08                                           800,000          428,000
--------------------------------------------------------------------------------------
 SBA Communications Corp., 0%/12% Sr. Unsec.
 Disc. Nts., 3/1/08(7)                                    11,845,000        6,100,175
--------------------------------------------------------------------------------------
 Spectrasite Holdings, Inc.:
 0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(7)               2,000,000          360,000
 0%/12% Sr. Disc. Nts., 7/15/08(7)                         3,800,000          722,000
 0%/12.875% Sr. Unsec. Disc. Nts., Series B, 3/15/10(7)    1,000,000          160,000
--------------------------------------------------------------------------------------
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(7,11)      2,097,000        1,541,295
 10.625% Sr. Unsec. Sub. Nts., 7/15/10                     3,926,000        3,474,510
--------------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(7)          2,916,000        2,172,420
 10.375% Sr. Sub. Nts., 1/15/11                            5,117,000        4,477,375
--------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                      1,850,000        1,230,250
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                       2,300,000        1,575,500
--------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
 Series B, 11/1/09(7)                                      4,850,000          266,750
                                                                       ---------------
                                                                           54,506,756

--------------------------------------------------------------------------------------
 UTILITIES--3.7%
--------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.8%
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts.,
 Series B, 12/31/20                                        5,500,000        3,877,500
--------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts.,
 Series B, 12/15/09                                        1,456,886        1,405,894
--------------------------------------------------------------------------------------
 Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11            20,550,000        8,528,250
--------------------------------------------------------------------------------------
 CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07        5,200,000        4,268,732
--------------------------------------------------------------------------------------
 CMS Panhandle Holding Co.:
 6.125% Sr. Nts., 3/15/04                                  2,900,000        2,788,965
 7% Sr. Nts., 7/15/29                                        600,000          448,988
--------------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08       1,350,000          627,750
--------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts.,
 Series E, 5/1/11                                          1,000,000        1,057,066
--------------------------------------------------------------------------------------
 Empresa Electrica del Norte Grande SA, 10.50% Sr.
 Debs., 6/15/05(1,2,3)                                     3,800,000        1,377,500
--------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts.,
 6/1/11 [EUR]                                              1,500,000        1,538,042
--------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec.
 Nts., 5/1/11                                              2,400,000        1,236,000
--------------------------------------------------------------------------------------
 Panhandle Eastern Pipe Line Co., 8.25% Sr. Nts.,
 Series B, 4/1/10                                            900,000          821,123



                       26 | OPPENHEIMER CHAMPION INCOME FUND

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Southern California Edison Co., 7.20% Nts., 11/3/03    $  5,000,000   $    4,987,500
--------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07       3,250,000        3,122,304
                                                                       ---------------
                                                                           36,085,614

--------------------------------------------------------------------------------------
 GAS UTILITIES--0.7%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., 5/20/11(11)                       2,800,000        2,898,000
--------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09            2,150,000        2,203,750
--------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11            6,100,000        3,812,500
                                                                       ---------------
                                                                            8,914,250

--------------------------------------------------------------------------------------
 MULTI-UTILITIES--0.2%
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                       1,100,000        1,044,196
 6.375% Sr. Sec. Nts., 2/1/08                                800,000          743,409
--------------------------------------------------------------------------------------
 Dynegy Holdings, Inc., 8.75% Sr. Nts., 2/15/12              400,000          126,000
--------------------------------------------------------------------------------------
 Texas Gas Transmission Corp., 7.25% Debs., 7/15/27        1,000,000          785,000
                                                                       ---------------
                                                                            2,698,605
                                                                       ---------------
 Total Corporate Bonds and Notes (Cost $1,302,990,739)                  1,055,526,775

                                                             SHARES
======================================================================================
 PREFERRED STOCKS--1.2%
--------------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1,10)  137,443            1,374
--------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities,
 12/31/26(1)                                                 750,000          736,875
--------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg.          6,829          449,007
--------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1,3)    100,000        3,525,000
--------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(10)                         3,354          851,077
 13% Sr. Exchangeable, Non-Vtg.(10)                            8,858        2,325,225
--------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable,
 Non-Vtg.(1,3,10)                                                721               72
--------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
 Series B, Non-Vtg.(3)                                        15,000          333,750
--------------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv., Series C, Non-Vtg.(1)             64,997           64,997
--------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable,
 Non-Vtg.(1,10)                                               21,050               --
--------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(1,3,10)     3,727               56
--------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A(3)                      13,033           19,550
--------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
 Exchangeable, Non-Vtg.(1,3,10)                               30,310               --
--------------------------------------------------------------------------------------
 Nextel Communications, Inc., 13% Cum., Series D, Non-Vtg.(3,10)   2              137
--------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr.
 Exchangeable, Non-Vtg.(10)                                      470        2,538,000
--------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg.(10)    8,250        1,505,625
--------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg.(1)         1            1,025
--------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum.,
 Series A(1)                                                  26,250        2,841,563
--------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $3.52
 Exchangeable(1,3,10)                                         22,624              226
--------------------------------------------------------------------------------------



                       27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                         MARKET VALUE
                                                              SHARES       SEE NOTE 1
======================================================================================
 PREFERRED STOCKS Continued
--------------------------------------------------------------------------------------
 WorldCom, Inc., 7% Cum. Cv., Series F(1)                    100,000   $        5,000
                                                                       ---------------
 Total Preferred Stocks (Cost $48,571,039)                                 15,198,559

======================================================================================
 COMMON STOCKS--0.6%
--------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc.(3)                          1,605               56
--------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                     600,000        3,960,000
--------------------------------------------------------------------------------------
 Covad Communications Group, Inc.(3)                         132,227          194,374
--------------------------------------------------------------------------------------
 Financial Select Sector SPDR Fund                           105,000        2,170,350
--------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B (Escrowed)(1,3)         1,665               --
--------------------------------------------------------------------------------------
 Horizon Natural Resources Co.(1,3)                           66,667           16,667
--------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.(3)                    79,703           68,544
--------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                     6,325          172,989
--------------------------------------------------------------------------------------
 Pioneer Cos., Inc.(1,3)                                      57,620          216,075
--------------------------------------------------------------------------------------
 Prandium, Inc.(3,8)                                         323,326          307,160
--------------------------------------------------------------------------------------
 Premier Holdings Ltd.(1,3)                                  288,828               --
--------------------------------------------------------------------------------------
 Siena Holdings, Inc.(1,3)                                    17,058           21,664
--------------------------------------------------------------------------------------
 TVMAX Holdings, Inc.(1,3)                                    50,000          200,000
--------------------------------------------------------------------------------------
 WRC Media Corp.(1,3)                                          8,794               88
                                                                       ---------------
 Total Common Stocks (Cost $17,840,673)                                     7,327,967

                                                              UNITS
======================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06(1,3)                      2,000            2,750
--------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. Wts.,
 Exp. 10/1/09(1,3)                                             4,500          832,500
--------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(1,3)                                            58,503               --
 Exp. 1/23/03(1,3)                                            30,983               --
 Exp. 5/1/05(1,3)                                             13,281               --
 Exp. 9/1/04(1,3)                                             91,000               --
--------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10(1,3)                        3,300               33
--------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07(1,3)             2,320               23
--------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08(1,3)         5,000               50
--------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08(1,3)       3,450               --
--------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08(1,3)                     6,000               60
--------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05(1,3)            725                7
--------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07(1,3)                         5,000               50
--------------------------------------------------------------------------------------
 Golden State Bancorp, Inc. Litigation Wts. (3)               58,176           63,412
--------------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03(1,3)                          94               --
--------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10(1,3)                     6,700              335
--------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05(1,3)             17,655              176
--------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06(3)                                              19,990              799
 Exp. 5/16/06(1,3)                                                30                1


                       28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                         MARKET VALUE
                                                               UNITS       SEE NOTE 1
======================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES Continued
--------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(1,3)                         3,390   $           34
--------------------------------------------------------------------------------------
 International Utility Structures, Inc. Wts., Exp. 2/1/03(3)     300               --
--------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts.,
 Exp. 7/3/03(3,4)                                             12,145               --
--------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10(1,3)                            3,600            1,350
--------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1,3)            7,885               79
--------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10(1,3)     2,000              750
--------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(1,3)     1,390               --
--------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1,3)     2,565               26
--------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07(1,3)                      28,880              289
--------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1,3)           3,200               32
--------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10(1,3)                          5,000            8,125
--------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10(3)                 100,000          139,000
--------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.)(1,3)          3,500               35
--------------------------------------------------------------------------------------
 PLD Telekom, Inc., 14% Sr. Cv. Disc. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(1,3)          3,500               35
--------------------------------------------------------------------------------------
 PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(1,3)            200                2
--------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03(1,3)                                            28,000               --
 Exp. 6/30/05(1,3)                                            15,200               --
--------------------------------------------------------------------------------------
 R&B Falcon Corp. Wts., Exp. 5/1/09(3,4)                       7,000          248,325
--------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts.,
 Exp. 7/15/09(1,3)                                             3,000               30
--------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10(1,3)                         8,078               81
--------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05(1,3)                           2,159              540
                                                                       ---------------
 Total Rights, Warrants and Certificates (Cost $751,235)                    1,298,929

                                                          PRINCIPAL
                                                             AMOUNT
======================================================================================
 STRUCTURED NOTES--4.3%
--------------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts.:
 2.70%, 4/15/03                                          $10,000,000       10,254,000
 2.70%, 4/15/03                                            5,000,000        5,153,000
--------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Credit Linked Trust Certificates,
 8.75%, 5/15/07                                           43,120,000       39,670,400
                                                                       ---------------
 Total Structured Notes (Cost $55,832,527)                                 55,077,400



                       29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                           PRINCIPAL     MARKET VALUE
                                                              AMOUNT       SEE NOTE 1
======================================================================================
 JOINT REPURCHASE AGREEMENTS--5.5%
--------------------------------------------------------------------------------------
 Undivided interest of 17.68% in joint repurchase agreement with DB Alex Brown
 LLC, 1.85%, dated 9/30/02, to be repurchased at $70,676,632 on 10/1/02, collateralized by U.S. Treasury Bonds, 8.75%--12%, 8/15/13--5/15/17, with a value of $407,924,442
 (Cost $70,673,000)                                     $ 70,673,000   $   70,673,000

--------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,542,878,902)               97.3%  1,243,615,458
--------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                  2.7      33,667,888
                                                        ------------------------------
 NET ASSETS                                                     100.0% $1,277,283,346
                                                        ==============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:
CAD    Canadian Dollar
EUR    Euro
GBP    British Pound Sterling

1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
2. Issuer is in default.
3. Non-income producing security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $128,002,794 or 10.02% of the Fund's net assets as of September 30, 2002.
5. Represents the current interest rate for a variable or increasing rate security.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2002 amounts to $307,160. Transactions during the period in which the issuer was an affiliate are as follows:

                                 SHARES                             SHARES
                          SEPTEMBER 30,     GROSS      GROSS SEPTEMBER 30,   UNREALIZED
                                   2001 ADDITIONS REDUCTIONS          2002  DEPRECIATION
----------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Prandium, Inc.                      --   323,326         --       323,326    $3,496,140

9. Zero coupon bond reflects effective yield on the date of purchase.
10. Interest or dividend is paid-in-kind.
11. Securities with an aggregate market value of $3,816,750 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       30 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2002


===================================================================================
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value -- see accompanying statement:
 Unaffiliated companies (cost $1,539,075,602)                       $1,243,308,298
 Affiliated companies (cost $3,803,300)                                    307,160
                                                                    ---------------
                                                                     1,243,615,458
-----------------------------------------------------------------------------------
 Cash foreign currencies (cost $2,292,856)                               2,292,856
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                             31,271,247
 Investments sold                                                       11,355,119
 Shares of beneficial interest sold                                      1,737,664
 Other                                                                       3,751
                                                                    ---------------
 Total assets                                                        1,290,276,095

===================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------
 Bank overdraft                                                            110,880
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                  6,210,654
 Investments purchased                                                   2,774,319
 Dividends                                                               2,297,054
 Distribution and service plan fees                                        825,349
 Transfer and shareholder servicing agent fees                             413,880
 Shareholder reports                                                       278,513
 Daily variation on futures contracts                                       25,750
 Trustees' compensation                                                      2,183
 Other                                                                      54,167
                                                                    ---------------
 Total liabilities                                                      12,992,749

===================================================================================
 NET ASSETS                                                         $1,277,283,346
                                                                    ===============


===================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of beneficial interest                         $      158,846
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,946,502,113
-----------------------------------------------------------------------------------
 Undistributed net investment income                                       696,928
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                                (370,797,548)
-----------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                    (299,276,993)
                                                                    ---------------
 NET ASSETS                                                         $1,277,283,346
                                                                    ===============





                       31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


======================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $659,017,194 and 81,910,441 shares of beneficial interest outstanding)          $8.05
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                 $8.45
--------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $432,008,810
 and 53,760,586 shares of beneficial interest outstanding)                       $8.04
--------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $180,131,439
 and 22,414,241 shares of beneficial interest outstanding)                       $8.04
--------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,125,903
 and 761,151 shares of beneficial interest outstanding)                          $8.05



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       32 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002



===================================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                           $  135,031,786
-----------------------------------------------------------------------------------
 Dividends                                                               3,984,761
                                                                    ---------------
 Total investment income                                               139,016,547

===================================================================================
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         8,745,387
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 1,730,631
 Class B                                                                 5,088,482
 Class C                                                                 2,002,675
 Class N                                                                    16,642
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,722,631
 Class B                                                                 1,187,924
 Class C                                                                   460,142
 Class N                                                                     7,078
-----------------------------------------------------------------------------------
 Shareholder reports                                                       491,141
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     28,424
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                19,949
-----------------------------------------------------------------------------------
 Other                                                                      90,078
                                                                    ---------------
 Total expenses                                                         21,591,184
 Less reduction to custodian expenses                                       (9,118)
                                                                    ---------------
 Net expenses                                                           21,582,066

===================================================================================
 NET INVESTMENT INCOME                                                 117,434,481

===================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                          (216,375,876)
 Closing of futures contracts                                           (2,373,388)
 Foreign currency transactions                                          (4,761,482)
                                                                    ---------------
 Net realized loss                                                    (223,510,746)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                            58,916,253
 Translation of assets and liabilities denominated in foreign currencies 7,893,067
                                                                    ---------------
 Net change                                                             66,809,320
                                                                    ---------------
 Net realized and unrealized loss                                     (156,701,426)

===================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  (39,266,945)
                                                                    ===============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


 YEAR ENDED SEPTEMBER 30,                                       2002          2001
=====================================================================================
 OPERATIONS
-------------------------------------------------------------------------------------
 Net investment income                                $  117,434,481 $  140,980,686
-------------------------------------------------------------------------------------
 Net realized loss                                      (223,510,746)  (100,462,613)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     66,809,320   (187,780,265)
                                                      -------------------------------
 Net decrease in net assets resulting from operations    (39,266,945)  (147,262,192)

=====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (61,569,881)   (72,235,016)
 Class B                                                 (39,918,096)   (51,508,631)
 Class C                                                 (15,672,850)   (19,872,190)
 Class N                                                    (273,099)       (18,804)

=====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                  69,529,774    137,019,128
 Class B                                                 (30,002,711)    90,127,744
 Class C                                                   9,354,626     23,103,128
 Class N                                                   5,710,405      1,104,309

=====================================================================================
 NET ASSETS
-------------------------------------------------------------------------------------
 Total decrease                                         (102,108,777)   (39,542,524)
-------------------------------------------------------------------------------------
 Beginning of period                                   1,379,392,123  1,418,934,647
                                                      -------------------------------
 End of period [including undistributed net investment
 income of $696,928 and $4,316,199, respectively]     $1,277,283,346 $1,379,392,123
                                                      ===============================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       34 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS


 CLASS A    YEAR ENDED SEPTEMBER 30,          2002      2001      2000      1999      1998
=============================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period       $ 9.00    $11.00   $ 11.84   $ 12.18   $ 13.49
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                         .77      1.03      1.15      1.10      1.09
 Net realized and unrealized loss             (.95)    (1.97)     (.76)     (.25)    (1.11)
                                             ------------------------------------------------
 Total from investment operations             (.18)     (.94)      .39       .85      (.02)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income         (.77)    (1.06)    (1.15)    (1.10)    (1.05)
 Tax return of capital distribution             --        --        --        --      (.04)
 Distributions from net realized gain           --        --      (.08)     (.09)     (.20)
                                             ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (.77)    (1.06)    (1.23)    (1.19)    (1.29)
---------------------------------------------------------------------------------------------
 Net asset value, end of period              $8.05    $ 9.00    $11.00    $11.84    $12.18
                                             ================================================

=============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)         (2.49)%   (9.19)%    3.42%     7.15%    (0.49)%
---------------------------------------------------------------------------------------------

=============================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $659,017  $670,207  $672,817  $675,395  $572,354
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $718,443  $696,332  $681,335  $644,839  $567,689
---------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                        8.57%    10.14%    10.02%     9.01%     8.18%
 Expenses                                     1.14%     1.07%     1.05%     1.06%     1.06%(3)
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                        62%       47%       34%       47%      100%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       35 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B    YEAR ENDED SEPTEMBER 30,          2002      2001      2000      1999      1998
=============================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period       $ 8.99    $10.98   $ 11.83   $ 12.17   $ 13.48
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                         .70       .96      1.06      1.01       .99
 Net realized and unrealized loss             (.95)    (1.97)     (.77)     (.25)    (1.11)
                                             ------------------------------------------------
 Total from investment operations             (.25)    (1.01)      .29       .76      (.12)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income         (.70)     (.98)    (1.06)    (1.01)     (.95)
 Tax return of capital distribution             --        --        --        --      (.04)
 Distributions from net realized gain           --        --      (.08)     (.09)     (.20)
                                             ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (.70)     (.98)    (1.14)    (1.10)    (1.19)
---------------------------------------------------------------------------------------------
 Net asset value, end of period              $8.04     $8.99    $10.98    $11.83    $12.17
                                             ================================================

=============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)         (3.23)%   (9.81)%    2.54%     6.36%    (1.25)%
---------------------------------------------------------------------------------------------
=============================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $432,009  $515,270  $534,309  $530,619  $388,572
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $508,625  $540,165  $534,106  $475,049  $326,804
---------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                        7.85%     9.40%     9.25%     8.25%     7.42%
 Expenses                                     1.89%     1.82%     1.80%     1.81%     1.81%(3)
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                        62%       47%       34%       47%      100%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                       36 | OPPENHEIMER CHAMPION INCOME FUND

 CLASS C    YEAR ENDED SEPTEMBER 30,          2002      2001      2000      1999      1998
=============================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period       $ 8.99    $10.98   $ 11.83   $ 12.17   $ 13.48
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                         .70       .96      1.06      1.01       .99
 Net realized and unrealized loss             (.95)    (1.97)     (.77)     (.25)    (1.11)
                                             ------------------------------------------------
 Total from investment operations             (.25)    (1.01)      .29       .76      (.12)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income         (.70)     (.98)    (1.06)    (1.01)     (.95)
 Tax return of capital distribution             --        --        --        --      (.04)
 Distributions from net realized gain           --        --      (.08)     (.09)     (.20)
                                             ------------------------------------------------
 Total dividends and/or distributions
 to shareholders                              (.70)     (.98)    (1.14)    (1.10)    (1.19)
---------------------------------------------------------------------------------------------
 Net asset value, end of period              $8.04    $ 8.99    $10.98    $11.83    $12.17
                                             ================================================

=============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)         (3.23)%   (9.82)%    2.52%     6.35%    (1.25)%
---------------------------------------------------------------------------------------------

=============================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $180,131  $192,898  $211,809  $252,277  $224,439
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $200,233  $208,439  $230,954  $246,416  $210,338
---------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                        7.83%     9.40%     9.23%     8.25%     7.42%
 Expenses                                     1.89%     1.82%     1.80%     1.81%     1.81%(3)
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                        62%       47%       34%       47%      100%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


37 | Oppenheimer Champion Income Fund

FINANCIAL HIGHLIGHTS  Continued



 CLASS N    YEAR ENDED SEPTEMBER 30,                                  2002   2001(1)
=======================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $ 9.00    $10.75
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .73       .57
 Net realized and unrealized loss                                     (.93)    (1.75)
                                                                     ------------------
 Total from investment operations                                     (.20)    (1.18)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.75)     (.57)
 Tax return of capital distribution                                     --        --
 Distributions from net realized gain                                   --        --
                                                                     ------------------
 Total dividends and/or distributions
 to shareholders                                                      (.75)     (.57)
---------------------------------------------------------------------------------------
 Net asset value, end of period                                      $8.05     $9.00
                                                                     ==================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                 (2.71)%  (11.29)%
---------------------------------------------------------------------------------------



=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                           $6,126    $1,017
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $3,398    $  330
---------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                8.04%     9.72%
 Expenses                                                             1.36%     1.07%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                                62%       47%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       38 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2002, the market value of these securities comprised 4.3% of the Fund's net assets, and resulted in unrealized losses in the current period of $755,127.


                       39 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2002, securities with an aggregate market value of $39,378,460, representing 3.08% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.



                       40 | OPPENHEIMER CHAMPION INCOME FUND

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2008      $ 19,623,850
                              2009        30,381,616
                              2010        94,306,197
                                        ------------
                              TOTAL     $144,311,663
                                        ============

 As of September 30, 2002, the Fund had approximately $202,476,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $3,946,000 of post-October foreign currency losses which were deferred.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2002, amounts have been reclassified to reflect a decrease in undistributed net investment income of $3,619,826. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended September 30, 2002 and September 30, 2001 was as follows:
                                           YEAR ENDED          YEAR ENDED
                                   SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income         $117,433,926        $143,634,641
                 Long-term capital gain            --                  --
                 Return of capital                 --                  --
                                         --------------------------------
                 Total                   $117,433,926        $143,634,641
                                         ================================



                       41 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:
               Undistributed net investment income  $     696,928
               Accumulated net realized loss         (370,797,548)
               Net unrealized depreciation           (299,276,993)
                                                    --------------
               Total                                $(669,377,613)
                                                    ==============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                       42 | OPPENHEIMER CHAMPION INCOME FUND

================================================================================
 2. BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED                   YEAR ENDED
                                 SEPTEMBER 30, 2002          SEPTEMBER 30, 2001(1)
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS A
 Sold                       36,530,526  $ 328,727,660     39,442,915  $ 401,578,105
 Dividends and/or
 distributions reinvested    5,249,245     46,643,037      5,325,482     53,601,798
 Redeemed                  (34,366,220)  (305,840,923)   (31,454,613)  (318,160,775)
                           --------------------------------------------------------
 Net increase                7,413,551  $  69,529,774     13,313,784  $ 137,019,128
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS B
 Sold                       10,914,263  $  98,367,207     17,664,312  $ 180,719,544
 Dividends and/or
 distributions reinvested    2,828,236     25,139,668      3,179,559     31,963,856
 Redeemed                  (17,326,173)  (153,509,586)   (12,144,439)  (122,555,656)
                           --------------------------------------------------------
 Net increase (decrease)    (3,583,674) $ (30,002,711)     8,699,432  $  90,127,744
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                        7,409,566  $  66,622,378      7,983,980  $  81,736,328
 Dividends and/or
 distributions reinvested    1,043,139      9,249,907      1,120,545     11,271,825
 Redeemed                   (7,504,307)   (66,517,659)    (6,920,960)   (69,905,025)
                           --------------------------------------------------------
 Net increase                  948,398  $   9,354,626      2,183,565  $  23,103,128
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS N
 Sold                          693,111  $   6,113,908        111,244  $   1,087,923
 Dividends and/or
 distributions reinvested       31,332        271,416          2,062         18,751
 Redeemed                      (76,351)      (674,919)          (247)        (2,365)
                           --------------------------------------------------------
 Net increase                  648,092  $   5,710,405        113,059  $   1,104,309
                           ========================================================

 1. For the year ended September 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2002, were $882,451,846 and $771,273,240, respectively.

 As of September 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,563,206,786 was composed of:

                     Gross unrealized appreciation $   34,967,506
                     Gross unrealized depreciation   (354,558,834)
                                                   ---------------
                     Net unrealized depreciation   $ (319,591,328)
                                                   ===============



                       43 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued



================================================================================
 3. PURCHASES AND SALES OF SECURITIES Continued
 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.


================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      AGGREGATE       CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                      FRONT-END     FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
                  SALES CHARGES SALES CHARGES          SHARES          SHARES          SHARES          SHARES
                     ON CLASS A   RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED              SHARES   DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------
 September 30, 2002  $1,666,875      $447,224        $125,209      $2,578,269        $434,602         $50,310

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            CLASS A       CLASS B        CLASS C        CLASS N
                         CONTINGENT    CONTINGENT     CONTINGENT     CONTINGENT
                           DEFERRED      DEFERRED       DEFERRED       DEFERRED
                      SALES CHARGES SALES CHARGES  SALES CHARGES  SALES CHARGES
                        RETAINED BY   RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED             DISTRIBUTOR   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
 September 30, 2002         $23,279    $1,584,507        $49,736         $2,579




                       44 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2002, payments under the Class A Plan totaled $1,730,631, all of which were paid by the Distributor to recipients, and included $86,735 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2002, were as follows:

                                                                 DISTRIBUTOR'S
                                                  DISTRIBUTOR'S      AGGREGATE
                                                      AGGREGATE   UNREIMBURSED
                                                   UNREIMBURSED  EXPENSES AS %
                    TOTAL PAYMENTS AMOUNT RETAINED     EXPENSES  OF NET ASSETS
                        UNDER PLAN  BY DISTRIBUTOR   UNDER PLAN       OF CLASS
------------------------------------------------------------------------------
 Class B Plan           $5,088,482      $4,041,275  $25,340,437           5.87%
 Class C Plan            2,002,675         470,297    6,263,970           3.48
 Class N Plan               16,642          15,655      122,480           2.00


================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.




                       45 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued



================================================================================
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of September 30, 2002, the Fund had outstanding futures contracts as follows:
                         EXPIRATION  NUMBER OF    VALUATION AS OF    UNREALIZED
 CONTRACT DESCRIPTION          DATE  CONTRACTS SEPTEMBER 30, 2002  DEPRECIATION
-------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 S&P 500 Index             12/19/02         10         $2,037,500      $180,950



                       46 | OPPENHEIMER CHAMPION INCOME FUND

================================================================================
 7. ILLIQUID OR RESTRICTED SECURITIES
 As of September 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2002 was $67,254,186, which represents 5.27% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                                           VALUATION AS OF     UNREALIZED
 SECURITY            ACQUISITION DATES  COST PER UNIT   SEPTEMBER 30, 2002   DEPRECIATION
------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Geotek Communications, Inc.,
 Series B (Escrowed)            1/4/01         $6,660                  $--         $6,660


================================================================================
 8. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the year ended or at September 30, 2002.



                       47 | OPPENHEIMER CHAMPION INCOME FUND

INDEPENDENT AUDITORS' REPORT



================================================================================
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER CHAMPION INCOME FUND:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Champion Income Fund, including the statement of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Champion Income Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




 DELOITTE & TOUCHE LLP

 Denver, Colorado
 October 25, 2002



                       48 | OPPENHEIMER CHAMPION INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


================================================================================
 In early 2003, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended September 30, 2002 which are not designated as capital gain distributions should be multiplied by 3.259% to arrive at the amount eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                       49 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS


================================================================================
NAME, ADDRESS, AGE, POSITION(S)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS /
HELD WITH FUND AND LENGTH        OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
OF SERVICE                       TRUSTEE / NUMBER OF PORTFOLIOS IN FUND
                                 COMPLEX CURRENTLY OVERSEEN BY TRUSTEE


INDEPENDENT                      The address of each Trustee in the chart
TRUSTEES                         below is 6803 S. Tucson Way, Centennial, CO
                                 80112-3924. Each Trustee serves for an
                                 indefinite term, until his or her
                                 resignation, retirement, death or removal.

JAMES C. SWAIN, Chairman         Formerly Chief Executive Officer (until
and Trustee (since 1987)         August 27, 2002) of the Funds, Vice Chairman
Age: 68                          (until January 2, 2002) of OppenheimerFunds,
                                 Inc. (the Manager) and President and a
                                 director (until 1997) of Centennial Asset
                                 Management Corporation (a wholly-owned
                                 investment advisory subsidiary of the
                                 Manager). Oversees 41 portfolios in the
                                 OppenheimerFunds complex.

WILLIAM L. ARMSTRONG,            Chairman of the following private mortgage
Trustee (since 1999)             banking companies: Cherry Creek Mortgage
Age: 65                          Company (since 1991), Centennial State
                                 Mortgage Company (since 1994), The El Paso
                                 Mortgage Company (since 1993), Transland
                                 Financial Services, Inc. (since 1997);
                                 Chairman of the following private companies:
                                 Great Frontier Insurance (insurance agency)
                                 (since 1995) and Ambassador Media Corporation
                                 (since 1984); a director of the following public companies: Storage Technology
                                 Corporation (computer equipment company)
                                 (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                 1992), UNUMProvident (insurance company)
                                 (since 1991). Formerly Director of
                                 International Family Entertainment
                                 (television channel) (1992-1997) and Natec
                                 Resources, Inc. (air pollution control
                                 equipment and services company) (1991-1995),
                                 Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                 Title (title insurance agency) (1995-June
                                 1999); a U.S. Senator (January 1979-January
                                 1991). Oversees 41 portfolios in the
                                 OppenheimerFunds complex.

ROBERT G. AVIS, Trustee          Formerly Mr. Avis held the following
(since 1993)                     positions: Director and President of A.G.
Age: 71                          Edwards Capital, Inc. (General Partner of
                                 private equity funds) (until February 2001);
                                 Chairman, President and Chief Executive
                                 Officer of A.G. Edwards Capital, Inc. (until
                                 March 2000); Vice Chairman and Director of
                                 A.G. Edwards, Inc. and Vice Chairman of A.G.
                                 Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                 A.G. Edwards Trust Company and A.G.E. Asset
                                 Management (investment advisor) (until March
                                 1999); and a Director (until March 2000) of
                                 A.G. Edwards & Sons and A.G. Edwards Trust
                                 Company. Oversees 41 portfolios in the
                                 OppenheimerFunds complex.

GEORGE C. BOWEN,                 Formerly (until April 1999) Mr. Bowen held
Trustee (since 1997)             the following positions: Senior Vice
Age: 66                          President (from September 1987) and Treasurer
                                 (from March 1985) of the Manager; Vice
                                 President (from June 1983) and Treasurer
                                 (since March 1985) of OppenheimerFunds
                                 Distributor, Inc. (a subsidiary of the
                                 Manager); Senior Vice President (since
                                 February 1992), Treasurer (since July 1991)
                                 Assistant Secretary and a director (since
                                 December 1991) of Centennial Asset Management
                                 Corporation; Vice President (since October
                                 1989) and Treasurer (since April 1986) of
                                 HarbourView Asset Management Corporation (an investment advisory subsidiary of the
                                 Manager); President, Treasurer and a director
                                 (June 1989-January 1990) of Centennial
                                 Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and
                                 Secretary (since April 1981) of Shareholder
                                 Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                                 Shareholder Financial Services, Inc. (a
                                 transfer agent subsidiary of the Manager);
                                 Assistant Treasurer (since March 1998) of
                                 Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since
                                 November 1989) of Oppenheimer Partnership
                                 Holdings, Inc. (a holding




                       50 | OPPENHEIMER CHAMPION INCOME FUND

GEORGE C. BOWEN,                 company subsidiary of the Manager); Vice
Continued                        President and Treasurer (since July 1996) of
                                 Oppenheimer Real Asset Management, Inc. (an investment advisory subsidiary of the
                                 Manager); Chief Executive Officer and
                                 director (since March 1996) of MultiSource
                                 Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of OppenheimerFunds International Ltd. and
                                 Oppenheimer Millennium Funds plc (offshore fund management subsidiaries of the Manager).
                                 Oversees 41 portfolios in the
                                 OppenheimerFunds complex.

EDWARD L. CAMERON,               A member of The Life Guard of Mount Vernon,
Trustee (since 1999)             George Washington's home (since June 2000).
Age: 64                          Formerly (March 2001-May 2002) Director of
                                 Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from
                                 1974-1999) (an accounting firm) and Chairman
                                 (from 1994-1998), Price Waterhouse LLP Global
                                 Investment Management Industry Services
                                 Group. Oversees 41 portfolios in the
                                 OppenheimerFunds complex.


JON S. FOSSEL,                   Chairman and Director (since 1998) of Rocky
Trustee (since 1990)             Mountain Elk Foundation (a not-for-profit
Age: 60                          foundation); and a director (since October
                                 1999) of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Oversees 41 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                    A trustee or director of other Oppenheimer
Trustee (since 1996)             funds. Formerly (until October 1994) Mr.
Age: 61                          Freedman held several positions in subsidiary
                                 or affiliated companies of the Manager.
                                 Oversees 41 portfolios in the
                                 OppenheimerFunds complex.


BEVERLY L. HAMILTON,             Trustee (since 1996) of MassMutual
Trustee (since 2002)             Institutional Funds and of MML Series
Age: 55                          Investment Fund (open-end investment
                                 companies); Director of MML Services (since
                                 April 1987) and America Funds Emerging
                                 Markets Growth Fund (since October 1991)
                                 (both are investment companies), The
                                 California Endowment (a philanthropy
                                 organization) (since April 2002), and
                                 Community Hospital of Monterey Peninsula,
                                 (since February 2002); a trustee (since
                                 February 2000) of Monterey International
                                 Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                 Michigan and Hartford Hospital. Formerly,
                                 Mrs. Hamilton held the following position:
                                 President (February 1991-April 2000) ARCO
                                 Investment Management Company. Oversees 40 portfolios in the OppenheimerFunds complex.


ROBERT J. MALONE,                Director (since 2001) of Jones Knowledge,
Trustee (since 2002)             Inc. (a privately held company), U.S.
Age: 58                          Exploration, Inc., (since 1997), Colorado
                                 UpLIFT (a non-profit organization) (since
                                 1986) and a trustee of the Gallagher Family
                                 Foundation (since 2000). Formerly, Mr. Malone held the following positions: Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                                 1996-April 1, 1999) and a director of
                                 Commercial Assets, Inc. (1993-2000). Oversees
                                 40 portfolios in the OppenheimerFunds
                                 complex.


F. WILLIAM MARSHALL, JR.,        Trustee (since 1996) of MassMutual
Trustee (since 2000)             Institutional Funds and of MML Series
Age: 60                          Investment Fund (open-end investment
                                 companies); Trustee and Chairman (since May
                                 1987) of the investment committee for the Worcester Polytech Institute; President and
                                 Treasurer (since January 1999) of the SIS
                                 Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and Museum Association;
                                 Trustee (since 1996) of the Community Music
                                 School of Springfield; Member of the
                                 investment committee of the Community
                                 Foundation of Western Massachusetts (since
                                 1998). Formerly, Chairman (January 1999-July
                                 1999) of SIS & Family Bank, F.S.B. (formerly
                                 SIS Bank); President, Chief




                       51 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Continued

F. WILLIAM MARSHALL, JR.,        Executive Officer and Director (May
Continued                        1993-December 1998) of SIS Bankcorp, Inc. and
                                 SIS Bank (formerly Springfield Institution for Savings) and Executive Vice President
                                 (January 1999-July 1999) of Peoples Heritage
                                 Financial Group, Inc. Oversees 41 portfolios in the OppenheimerFunds complex.


================================================================================
INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below
AND OFFICER                      is 498 Seventh Avenue, New York, NY 10018.
                                 Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

JOHN V. MURPHY, President        Chairman, Chief Executive Officer and
and Trustee                      director (since June 2001) and President
(since October 2001)             (since September 2000) of the Manager;
Age: 53                          President and a director or trustee of other
                                 Oppenheimer funds; President and a director
                                 (since July 2001) of Oppenheimer Acquisition
                                 Corp. and of Oppenheimer Partnership
                                 Holdings, Inc.; a director (since November
                                 2001) of OppenheimerFunds Distributor, Inc.;
                                 Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                 Financial Services, Inc.; President and a director (since July 2001) of
                                 OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                 Institutional Asset Management, Inc. and
                                 Centennial Asset Management Corporation
                                 (since November 2001), HarbourView Asset
                                 Management Corporation and OFI Private
                                 Investments, Inc. (since July 2001);
                                 President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                 Real Asset Management, Inc.; a director
                                 (since November 2001) of Trinity Investment
                                 Management Corp. and Tremont Advisers, Inc.
                                 (investment advisory affiliates of the
                                 Manager); Executive Vice President (since
                                 February 1997) of Massachusetts Mutual Life
                                 Insurance Company (the Manager's parent
                                 company); a director (since June 1995) of DBL
                                 Acquisition Corporation; formerly, Chief
                                 Operating Officer (September 2000-June 2001) of the Manager; President and trustee
                                 (November 1999-November 2001) of MML Series
                                 Investment Fund and MassMutual Institutional
                                 Funds (open-end investment companies); a director (September 1999-August 2000) of C.M.
                                 Life Insurance Company; President, Chief
                                 Executive Officer and director (September
                                 1999-August 2000) of MML Bay State Life
                                 Insurance Company; a director (June 1989-June
                                 1998) of Emerald Isle Bancorp and Hibernia
                                 Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the OppenheimerFunds complex.





================================================================================
OFFICERS The address of the Officers in the chart below is as follows: Messrs. Kourkoulakos, Molleur, Negri, Reedy and Zack and Ms. Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and Ives is 6803 S. Tucson
                                 Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.


DIMITRIOS KOURKOULAKOS,          Vice President of the Manager (since December
Vice President (since 2002)      2001); formerly a High Yield Analyst
Age: 35                          (1998-2001) and a Securities Analyst
                                 (1995-1998) of the Manager. An officer of 3 portfolios in the OppenheimerFunds complex.


DAVID P. NEGRI, Vice             Senior Vice President of the Manager (since
President (since 1997)           May 1998) and of HarbourView Asset Management
Age: 48                          Corporation (since April 1999); formerly Vice
                                 President of the Manager (July 1988-May
                                 1998). An officer of 9 portfolios in the OppenheimerFunds complex.



                       52 | OPPENHEIMER CHAMPION INCOME FUND

THOMAS P. REEDY, Vice            Vice President of the Manager (since June
President (since 1999)           1993) and of HarbourView Asset Management
Age: 40                          Corporation (since April 1999); formerly a
                                 fixed income analyst of the Manager
                                 (1986-1993). An officer of 3 portfolios in the OppenheimerFunds complex.



BRIAN W. WIXTED,                 Senior Vice President and Treasurer (since
Treasurer, Principal Financial   March 1999) of the Manager; Treasurer (since
and Accounting Officer           March 1999) of HarbourView Asset Management
(since April 1999)               Corporation, Shareholder Services, Inc.,
Age: 43                          Oppenheimer Real Asset Management
                                 Corporation, Shareholder Financial Services,
                                 Inc., Oppenheimer Partnership Holdings, Inc.,
                                 OFI Private Investments, Inc. (since March
                                 2000), OppenheimerFunds International Ltd.
                                 and Oppenheimer Millennium Funds plc (since
                                 May 2000) and OFI Institutional Asset
                                 Management, Inc. (since November 2000);
                                 Treasurer and Chief Financial Officer (since
                                 May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager);
                                 Assistant Treasurer (since March 1999) of
                                 Oppenheimer Acquisition Corp. and
                                 OppenheimerFunds Legacy Program (since April
                                 2000); formerly Principal and Chief Operating
                                 Officer (March 1995-March 1999), Bankers
                                 Trust Company-Mutual Fund Services Division.
                                 An officer of 85 portfolios in the
                                 OppenheimerFunds complex.


CONNIE BECHTOLT,                 Assistant Vice President of the Manager
Assistant Treasurer              (since September 1998); formerly Manager/Fund
(since October 2002)             Accounting of the Manager (September
Age: 39                          1994-September 1998). An officer of 85
                                 portfolios in the OppenheimerFunds complex.


PHILIP F. VOTTIERO,              Vice President/Fund Accounting of the Manager
Assistant Treasurer              (since March 2002); formerly Vice
(since August 27, 2002)          President/Corporate Accounting of the Manager
Age: 39                          (July 1999-March 2002) prior to which he was
                                 Chief Financial Officer at Sovlink
                                 Corporation (April 1996-June 1999). An
                                 officer of 72 portfolios in the
                                 OppenheimerFunds complex.


ROBERT G. ZACK,                  Senior Vice President (since May 1985) and
Vice President & Secretary       General Counsel (since February 2002) of the
(since November 1, 2001)         Manager; General Counsel and a director
Age: 54                          (since November 2001) of OppenheimerFunds
                                 Distributor, Inc.; Senior Vice President and
                                 General Counsel (since November 2001) of
                                 HarbourView Asset Management Corporation;
                                 Vice President and a director (since November
                                 2000) of Oppenheimer Partnership Holdings,
                                 Inc.; Senior Vice President, General Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                 Financial Services, Inc., OFI Private
                                 Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.;
                                 General Counsel (since November 2001) of
                                 Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                 Real Asset Management, Inc.; Assistant
                                 Secretary and a director (since November
                                 2001) of OppenheimerFunds International Ltd.;
                                 Vice President (since November 2001) of
                                 OppenheimerFunds Legacy Program; Secretary
                                 (since November 2001) of Oppenheimer
                                 Acquisition Corp.; formerly Acting General
                                 Counsel (November 2001-February 2002) and
                                 Associate General Counsel (May 1981-October
                                 2001) of the Manager; Assistant Secretary of
                                 Shareholder Services, Inc. (May 1985-November
                                 2001), Shareholder Financial Services, Inc.
                                 (November 1989-November 2001);
                                 OppenheimerFunds International Ltd. And
                                 Oppenheimer Millennium Funds plc (October
                                 1997-November 2001). An officer of 85
                                 portfolios in the OppenheimerFunds complex.


PHILIP T. MASTERSON,             Vice President and Assistant Counsel of the
Assistant Secretary              Manager (since July 1998); formerly, an
(since August 27, 2002)          associate with Davis, Graham, & Stubbs LLP
Age: 38                          (January 1997-June 1998). An officer of 72
                                 portfolios in the OppenheimerFunds complex.



                       53 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Continued


DENIS R. MOLLEUR,                Vice President and Senior Counsel of the
Assistant Secretary              Manager (since July 1999); formerly a Vice
(since November 1, 2001)         President and Associate Counsel of the
Age: 45                          Manager (September 1995-July 1999). An
                                 officer of 82 portfolios in the
                                 OppenheimerFunds complex.


KATHERINE P. FELD,               Vice President and Senior Counsel (since July
Assistant Secretary              1999) of the Manager; Vice President (since
(since November 1, 2001)         June 1990) of OppenheimerFunds Distributor,
Age: 44                          Inc.; Director, Vice President and Assistant
                                 Secretary (since June 1999) of Centennial
                                 Asset Management Corporation; Vice President
                                 (since 1997) of Oppenheimer Real Asset
                                 Management, Inc.; formerly Vice President and
                                 Associate Counsel of the Manager (June
                                 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.


KATHLEEN T. IVES,                Vice President and Assistant Counsel (since
Assistant Secretary              June 1998) of the Manager; Vice President
(since November 1, 2001)         (since 1999) of OppenheimerFunds Distributor,
Age: 37                          Inc.; Vice President and Assistant Secretary
                                 (since 1999) of Shareholder Services, Inc.;
                                 Assistant Secretary (since December 2001) of
                                 OppenheimerFunds Legacy Program and
                                 Shareholder Financial Services, Inc.;
                                 formerly Assistant Vice President and
                                 Assistant Counsel of the Manager (August
                                 1997-June 1998); Assistant Counsel of the
                                 Manager (August 1994-August 1997). An officer of 85 portfolios in the OppenheimerFunds complex.





THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



                       54 | OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND


================================================================================
 INVESTMENT ADVISOR             OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR                    OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER       OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 INDEPENDENT AUDITORS           Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL TO               Myer, Swanson, Adams & Wolf, P.C.
 THE FUND

================================================================================
 LEGAL COUNSEL TO THE           Mayer Brown Rowe & Maw
 INDEPENDENT TRUSTEES


                       OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018



                            (C)Copyright 2002 OppenheimerFunds, Inc.
                            All rights reserved.

                       55 | OPPENHEIMER CHAMPION INCOME FUND

PRIVACY POLICY NOTICE


AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.


INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.


PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.


DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.


RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.


SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service



                       56 | OPPENHEIMER CHAMPION INCOME FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.CALL OPP (1.800.225.5677).




                       57 | OPPENHEIMER CHAMPION INCOME FUND

INFORMATION AND SERVICES


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EASY, FAST, CONVENIENT, and FREE! With OppenheimerFunds EDOCS DIRECT, you'll
receive email notification when shareholder reports, prospectuses or prospectus
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Sign up for EDOCS DIRECT today at
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
PHONELINK(1) AND GENERAL INFORMATION
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
WRITTEN CORRESPONDENCE AND TRANSACTION REQUESTS
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

FOR OVERNIGHT DELIVERY
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
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TICKER SYMBOLS
Class A: OPCHX  Class B: OCHBX  Class C: OCHCX  Class N: OCHNX
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[LOGO] OppenheimerFunds [R]
       Distributor, Inc.

RA0190.001.0902    November 29, 2002